Nuveen AMT-Free Quality Municipal Income
Fund
Portfolio of Investments January 31, 2023
(Unaudited)
NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 160.9%   (99.8% of Total Investments)
X
6,270,700,718 MUNICIPAL BONDS - 160.9% (99.8% of Total Investments)
X 6,270,700,718
Alabama - 1.2% (0.7% of Total Investments)
$ 15,520 Alabama Special Care Facilities Financing Authority, Revenue Bonds,
Ascension Health, Series 2016B, 5.000%, 11/15/46
5/26 at 100.00 Aa2   $ 15,973,960
5,920 Autauga County Board of Education, Alabama, Special Tax Warrants,
Series 2021, 4.000%, 4/01/51
10/31 at 100.00 N/R   5,789,109
875 Birmingham Airport Authority, Alabama, Airport Revenue Bonds, Series
2020, 4.000%, 7/01/35 - BAM Insured
7/30 at 100.00 A3   916,002
4,250 Infirmary Health System Special Care Facilities Financing Authority of
Mobile, Alabama, Revenue Bonds, Infirmary Health System, Inc., Series
2016A, 5.000%, 2/01/41
2/26 at 100.00 A-   4,343,882
4,900 Mobile Spring Hill College Educational Building Authority, Alabama,
Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%,
4/15/45
4/25 at 100.00 N/R   4,930,429
1,000 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 3, Fixed Rate Series 2022A-1, 5.500%, 1/01/53,
(Mandatory Put 12/01/29)
9/29 at 100.10 A1   1,089,230
7,270 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 4, Series 2022B-1, 5.000%, 5/01/53, (Mandatory Put
8/01/28)
5/28 at 100.34 A2   7,622,159
5,310 Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series
2019A, 5.250%, 5/01/44, 144A
5/29 at 100.00 N/R   4,746,928
45,045 Total Alabama 45,411,699
Alaska - 0.0% (0.0% of Total Investments)
495 Northern Tobacco Securitization Corporation, Alaska, Tobacco
Settlement Asset-Backed Bonds, Senior Series 2021A Class 1, 4.000%,
6/01/50
6/31 at 100.00 BBB+   451,910
495 Total Alaska 451,910
Arizona - 1.9% (1.2% of Total Investments)
1,025 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2017A, 5.000%,
7/01/51
7/27 at 100.00 AA-   1,044,311
7,115 Lake Havasu City, Arizona, Wastewater System Revenue Bonds,
Refunding Senior Lien Series 2015B, 5.000%, 7/01/43 - AGM Insured
7/25 at 100.00 A2   7,412,620
1,315 Maricopa County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, HonorHealth, Series 2019A, 5.000%, 9/01/42
9/28 at 100.00 A2   1,367,192
8,895 Maricopa County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, HonorHealth, Series 2021A, 4.000%, 9/01/51
3/31 at 100.00 A2   8,538,311
5,135 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Refunding Series 2016A, 4.000%, 1/01/36
1/27 at 100.00 AA-   5,205,606
3,130 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Series 2017D, 4.000%, 1/01/48
7/30 at 100.00 AA-   3,015,974
Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Junior Lien Series 2019A:
6,550 4.000%, 7/01/49 7/29 at 100.00 A   6,420,638
1,500 5.000%, 7/01/49 7/29 at 100.00 A+   1,610,100

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
Phoenix Civic Improvement Corporation, Arizona,
Revenue Bonds, Civic Plaza Expansion Project, Series
2005B:
$ 6,545 5.500%, 7/01/37 - FGIC Insured No Opt. Call AA   $ 8,246,569
10,000 5.500%, 7/01/40 - FGIC Insured No Opt. Call AA   12,610,800
3,035 Pima County Industrial Development Authority, Arizona, Revenue Bonds,
Tucson Medical Center, Series 2021A, 4.000%, 4/01/46
4/31 at 100.00 A   2,872,992
3,000 Queen Creek, Arizona, Excise Tax & State Shared Revenue Obligation
Bonds, Series 2018A, 5.000%, 8/01/47
8/28 at 100.00 AA   3,248,820
11,080 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007,
5.000%, 12/01/37
No Opt. Call BBB+   11,753,110
68,325 Total Arizona 73,347,043
California - 7.2% (4.4% of Total Investments)
3,335 Alameda Corridor Transportation Authority, California, Revenue Bonds,
Refunding Second Subordinate Lien Series 2022C, 5.000%, 10/01/52
- AGM Insured
10/32 at 100.00 N/R   3,684,041
22,880 Alameda Corridor Transportation Authority, California, Revenue Bonds,
Senior Lien Series 1999A, 0.000%, 10/01/32 - NPFG Insured
No Opt. Call A-   16,849,747
4,225 Alameda Unified School District, Alameda County, California, General
Obligation Bonds, Series 2005B, 0.000%, 8/01/28 - AGM Insured
No Opt. Call AA   3,651,203
3,450 Antelope Valley Joint Union High School District, Los Angeles and Kern
Counties, California, General Obligation Bonds, Series 2004B, 0.000%,
8/01/29 - NPFG Insured
No Opt. Call Aa3   2,884,476
Bay Area Toll Authority, California, Revenue Bonds, San
Francisco Bay Area Toll Bridge, Series 2013S-4:
5,000 5.000%, 4/01/38, (Pre-refunded 4/01/23) 4/23 at 100.00 A1  (4) 5,022,450
6,500 5.250%, 4/01/53, (Pre-refunded 4/01/23) 4/23 at 100.00 A1  (4) 6,531,785
10,000 Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay
Area Toll Bridge, Series 2014F-1, 5.000%, 4/01/54, (Pre-refunded
4/01/24)
4/24 at 100.00 Aa3  (4) 10,314,300
8,000 Beverly Hills Unified School District, Los Angeles County, California,
General Obligation Bonds, 2008 Election Series 2009, 0.000%,
8/01/33
No Opt. Call AA+   5,837,280
Burbank Unified School District, Los Angeles County,
California, General Obligation Bonds, Election 2013,
Series 2015A:
2,250 0.000%, 8/01/32, (Pre-refunded 2/01/25) (5) 2/25 at 100.00 A+  (4) 2,310,075
1,350 0.000%, 8/01/33, (Pre-refunded 2/01/25) (5) 2/25 at 100.00 A+  (4) 1,386,045
125 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020B-1, 5.000%, 6/01/49
6/30 at 100.00 BBB+   128,386
California Educational Facilities Authority, Revenue
Refunding Bonds, Loyola Marymount University, Series
2001A:
3,255 0.000%, 10/01/23 - NPFG Insured No Opt. Call A2   3,191,137
5,890 0.000%, 10/01/24 - NPFG Insured No Opt. Call A2   5,602,862
7,615 0.000%, 10/01/25 - NPFG Insured No Opt. Call A2   7,043,266
1,350 0.000%, 10/01/39 - NPFG Insured No Opt. Call A2   675,405
530 California Health Facilities Financing Authority, Revenue Bonds, Saint
Joseph Health System, Series 2013A, 5.000%, 7/01/37, (Pre-refunded
7/01/23)
7/23 at 100.00 A+  (4) 535,650
1,500 California Municipal Finance Authority, Revenue Bonds, Eisenhower
Medical Center, Refunding Series 2017A, 5.000%, 7/01/42
7/27 at 100.00 BBB-   1,549,410

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 965 California Public Finance Authority, Revenue Bonds, Henry Mayo
Newhall Hospital, Series 2017, 5.000%, 10/15/47
10/26 at 100.00 BBB-   $ 974,139
2,930 California State Public Works Board, Lease Revenue Bonds, Various
Capital Projects, Series 2013I, 5.000%, 11/01/38
11/23 at 100.00 A+   2,980,279
5,000 California State, General Obligation Bonds, Refunding Various Purpose
Series 2017, 4.000%, 8/01/36
8/26 at 100.00 AA-   5,149,150
5 California State, General Obligation Bonds, Series 2004, 5.000%,
4/01/31 - AMBAC Insured
3/23 at 100.00 AA-   5,010
9,130 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.250%, 12/01/56, 144A
6/26 at 100.00 BB   9,148,808
California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System,
Series 2005A:
64 5.750%, 7/01/30 (6),(7) 1/22 at 100.00 N/R   63,831
82 5.750%, 7/01/35 (6),(7) 1/22 at 100.00 N/R   81,940
98 5.500%, 7/01/39 (6),(7) 1/22 at 100.00 N/R   98,328
10,445 Castaic Lake Water Agency, California, Certificates of Participation,
Water System Improvement Project, Series 1999a, 0.000%, 8/01/29 -
AMBAC Insured
No Opt. Call AA   8,671,439
4,775 Clovis Unified School District, Fresno County, California, General
Obligation Bonds, Series 2001A, 0.000%, 8/01/25 - FGIC Insured,
(ETM)
No Opt. Call Baa2  (4) 4,500,581
3,330 Contra Costa Community College District, Contra Costa County,
California, General Obligation Bonds, Election of 2006, Series 2013,
5.000%, 8/01/38, (Pre-refunded 8/01/23)
8/23 at 100.00 AA+  (4) 3,374,455
7,775 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Senior Lien Series 2015A, 0.000%, 1/15/34
- AGM Insured
No Opt. Call BBB+   5,438,923
Foothill/Eastern Transportation Corridor Agency,
California, Toll Road Revenue Bonds, Refunding Series
2013A:
910 0.000%, 1/15/42 (5) 1/31 at 100.00 Baa2   1,001,746
3,350 5.750%, 1/15/46, (Pre-refunded 1/15/24) 1/24 at 100.00 Baa2  (4) 3,458,774
8,350 6.000%, 1/15/49, (Pre-refunded 1/15/24) 1/24 at 100.00 Baa2  (4) 8,638,326
118,565 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2,
0.000%, 6/01/66
12/31 at 27.75 N/R   14,990,173
5,000 Huntington Beach Union High School District, Orange County,
California, General Obligation Bonds, Series 2007, 0.000%, 8/01/32 -
FGIC Insured
No Opt. Call AA-   3,788,400
3,040 Kern Community College District, California, General Obligation Bonds,
Safety, Repair & Improvement, Election 2002 Series 2006, 0.000%,
11/01/23 - AGM Insured
No Opt. Call AA   2,983,730
1,500 Lincoln Unified School District, Placer County, California, Special Tax
Bonds, Community Facilities District 1, Series 2005, 0.000%, 9/01/26 -
AMBAC Insured
No Opt. Call N/R   1,331,670
995 Los Angeles Department of Water and Power, California, Electric Plant
Revenue Bonds, Series 1994, 5.375%, 2/15/34, (ETM)
3/23 at 100.00 N/R  (4) 997,527
2,490 Madera Unified School District, Madera County, California, General
Obligation Bonds, Election 2002 Series 2005, 0.000%, 8/01/27 - NPFG
Insured
No Opt. Call Baa2   2,202,978

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 10,335 Mount San Antonio Community College District, Los Angeles County,
California, General Obligation Bonds, Election of 2008, Series 2013A,
0.000%, 8/01/43 (5)
8/35 at 100.00 AA   $ 9,632,737
5,500 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup
Prepay Contracts, Series 2009B, 6.500%, 11/01/39
No Opt. Call BBB+   6,912,125
120 Mt. Diablo Hospital District, California, Insured Hospital Revenue Bonds,
Series 1993A, 5.125%, 12/01/23 - AMBAC Insured, (ETM)
10/21 at 100.00 N/R  (4) 122,593
14,100 New Haven Unified School District, California, General Obligation
Bonds, Refunding Series 2009, 0.000%, 8/01/34 - AGC Insured
No Opt. Call Aa3   9,744,087
2,500 Norwalk La Mirada Unified School District, Los Angeles County,
California, General Obligation Bonds, Election 2002 Series 2005B,
0.000%, 8/01/29
No Opt. Call Aa3   2,082,175
1,865 Ontario Redevelopment Financing Authority, San Bernardino County,
California, Revenue Bonds, Redevelopment Project 1, Refunding
Series 1995, 7.400%, 8/01/25 - NPFG Insured
No Opt. Call Baa2   1,958,884
Orange County Water District, California, Revenue
Certificates of Participation, Series 2003B:
1,745 5.000%, 8/15/34, (Pre-refunded 8/15/32) - NPFG Insured 8/32 at 100.00 N/R  (4) 2,157,169
1,490 5.000%, 8/15/34 - NPFG Insured, (ETM) 5/21 at 100.00 Aa1  (4) 1,783,247
1,000 Pajaro Valley Unified School District, Santa Cruz County, California,
General Obligation Bonds, Series 2005B, 0.000%, 8/01/29 - AGM
Insured
No Opt. Call Aa3   828,610
2,000 Palomar Pomerado Health, California, General Obligation Bonds, Capital
Appreciation, Election of 2004, Series 2007A, 0.000%, 8/01/24 - NPFG
Insured
No Opt. Call BBB-   1,913,740
9,320 Palomar Pomerado Health, California, General Obligation Bonds, Series
2009A, 0.000%, 8/01/33 - AGC Insured
No Opt. Call BBB-   6,538,632
520 Pomona, California, GNMA/FHLMC Collateralized Single Family
Mortgage Revenue Refunding Bonds, Series 1990B, 7.500%, 8/01/23,
(ETM) (WI/DD Settling 02/01/2023)
No Opt. Call AA+  (4) 526,302
1,800 Rialto Unified School District, San Bernardino County, California,
General Obligation Bonds, 2010 Election Series 2011A, 0.000%,
8/01/28
No Opt. Call Aa3   1,559,772
625 Riverside County Transportation Commission, California, Toll Revenue
Senior Lien Bonds, RCTC 91 Express Lanes, Refunding Series 2021B-1,
4.000%, 6/01/46
6/31 at 100.00 BBB+   612,113
760 Riverside County Transportation Commission, California, Toll Revenue
Senior Lien Bonds, Series 2013A, 5.750%, 6/01/44, (Pre-refunded
6/01/23)
6/23 at 100.00 A  (4) 768,573
515 San Bernardino, California, GNMA Mortgage-Backed Securities Program
Single Family Mortgage Revenue Refunding Bonds, Series 1990A,
7.500%, 5/01/23, (ETM)
No Opt. Call AA+  (4) 521,407
4,080 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2017A, 5.000%, 7/01/47
7/27 at 100.00 A   4,291,303
4,000 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Governmental Purpose, Second Series
2013B, 5.000%, 5/01/43
5/23 at 100.00 A+   4,014,400
San Joaquin Hills Transportation Corridor Agency,
Orange County, California, Toll Road Revenue Bonds,
Refunding Senior Lien Series 2014A:
10,595 5.000%, 1/15/44, (Pre-refunded 1/15/25) 1/25 at 100.00 A  (4) 11,170,627
32,725 5.000%, 1/15/50, (Pre-refunded 1/15/25) 1/25 at 100.00 A  (4) 34,502,949
2,965 San Juan Unified School District, Sacramento County, California, General
Obligation Bonds, Series 2004A, 0.000%, 8/01/28 - NPFG Insured
No Opt. Call A+   2,548,447

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 4,005 San Mateo Union High School District, San Mateo County, California,
General Obligation Bonds, Election of 2000, Series 2002B, 0.000%,
9/01/26 - FGIC Insured
No Opt. Call AA+   $ 3,642,067
15,750 San Ysidro School District, San Diego County, California, General
Obligation Bonds, 1997 Election Series 2012G, 0.000%, 8/01/39 -
AGM Insured
No Opt. Call AA   7,927,133
San Ysidro School District, San Diego County, California,
General Obligation Bonds, Refunding Series 2015:
5,000 0.000%, 8/01/46 8/25 at 32.80 A3   1,469,350
6,570 0.000%, 8/01/47 8/25 at 30.90 A3   1,818,050
2,630 Union Elementary School District, Santa Clara County, California,
General Obligation Bonds, Series 2001B, 0.000%, 9/01/25 - FGIC
Insured
No Opt. Call Baa2   2,471,595
418,569 Total California 278,595,812
Colorado - 13.5% (8.4% of Total Investments)
1,345 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2019, 5.000%, 12/01/51
12/24 at 102.00 N/R   1,193,338
6,600 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2021, 4.375%, 12/01/52
12/26 at 103.00 N/R   5,103,384
2,500 Arapahoe County Water and Wastewater Authority, Colorado, Revenue
Bonds, Refunding Series 2019, 4.000%, 12/01/38
12/29 at 100.00 AA   2,576,050
Arvada, Colorado, Water Enterprise Revenue Bonds,
Series 2022:
1,610 4.000%, 12/01/48 12/32 at 100.00 AA+   1,611,481
2,220 4.000%, 12/01/52 12/32 at 100.00 AA+   2,200,331
Aurora, Colorado, Sewer Improvement Revenue Bonds,
Seam Facility and Other System Improvements Project,
First Lien Series 2021:
3,315 4.000%, 8/01/46 8/31 at 100.00 AA+   3,341,553
2,000 4.000%, 8/01/51 8/31 at 100.00 AA+   1,988,760
9,000 Boulder Valley School District RE2, Boulder County, Colorado, General
Obligation Bonds, Series 2019A, 4.000%, 12/01/48
6/29 at 100.00 AA+   9,005,580
500 Brighton Crossing Metropolitan District 6, Brighton, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-3, 5.000%, 12/01/50
12/25 at 103.00 N/R   436,930
1,150 Castle Oaks Metropolitan District 3, Castle Rock, Douglas County,
Colorado, General Obligation Limited Tax Bonds, Refunding &
Improvement Series 2020, 4.000%, 12/01/50 - AGM Insured
12/30 at 100.00 A2   1,136,223
1,060 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Improvement Series 2018, 5.250%, 12/01/48
12/23 at 103.00 N/R   1,015,141
Centerra Metropolitan District 1, Loveland, Colorado,
Special Revenue Bonds, Refunding & Improvement
Series 2017:
1,575 5.000%, 12/01/37, 144A 3/23 at 103.00 N/R   1,518,930
3,620 5.000%, 12/01/47, 144A 3/23 at 103.00 N/R   3,357,695
1,250 Central Platte Valley Metropolitan District, Colorado, General Obligation
Bonds, Refunding Series 2013A, 5.375%, 12/01/33, (Pre-refunded
12/01/23)
12/23 at 100.00 BBB  (4) 1,278,825
115 Central Platte Valley Metropolitan District, Colorado, General Obligation
Bonds, Refunding Series 2014, 5.000%, 12/01/43, (Pre-refunded
12/01/23)
12/23 at 100.00 BB+  (4) 117,109
1,700 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Skyview Academy Project, Series 2014, 5.375%,
7/01/44, 144A
7/24 at 100.00 BB   1,704,607

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Colorado Health Facilities Authority, Colorado, Health
Facilities Revenue Bonds, The Evangelical Lutheran Good
Samaritan Society Project, Refunding Series 2017:
$ 2,005 5.000%, 6/01/34, (Pre-refunded 6/01/27) 6/27 at 100.00 N/R  (4) $ 2,225,069
4,615 5.000%, 6/01/35, (Pre-refunded 6/01/27) 6/27 at 100.00 N/R  (4) 5,121,542
7,205 5.000%, 6/01/36, (Pre-refunded 6/01/27) 6/27 at 100.00 N/R  (4) 7,995,821
8,715 5.000%, 6/01/37, (Pre-refunded 6/01/27) 6/27 at 100.00 N/R  (4) 9,671,558
4,105 5.000%, 6/01/42, (Pre-refunded 6/01/27) 6/27 at 100.00 N/R  (4) 4,555,565
8,545 5.000%, 6/01/47, (Pre-refunded 6/01/27) 6/27 at 100.00 N/R  (4) 9,482,899
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, AdventHealth Obligated Group, Series 2021A:
9,750 4.000%, 11/15/46 11/31 at 100.00 AA   9,445,995
22,605 4.000%, 11/15/50 11/31 at 100.00 AA   21,516,795
3,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Adventist Health System/Sunbelt Obligated Group, Series 2018A,
5.000%, 11/15/48
5/28 at 100.00 AA   3,165,180
5,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Children's Hospital Colorado Project, Series 2013A, 5.000%, 12/01/36
12/23 at 100.00 A+   5,031,750
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Christian Living Neighborhoods Project,
Refunding Series 2016:
1,000 5.000%, 1/01/31 1/24 at 102.00 N/R   970,080
4,290 5.000%, 1/01/37 1/24 at 102.00 N/R   3,945,856
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, CommonSpirit Health, Series 2019A-2:
12,780 5.000%, 8/01/44 8/29 at 100.00 Baa1   13,311,648
37,100 4.000%, 8/01/49 8/29 at 100.00 Baa1   34,939,667
3,410 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A, 5.500%, 11/01/47
11/32 at 100.00 Baa1   3,699,986
4,600 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Covenant Living Communities & Services, Series 2020A, 4.000%,
12/01/50
12/27 at 103.00 A-   3,925,916
1,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Evangelical Lutheran Good Samaritan Society Project, Series 2013,
5.625%, 6/01/43, (Pre-refunded 6/01/23)
6/23 at 100.00 N/R  (4) 1,009,630
750 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier
Meadows Project, Refunding & Improvement Series 2017A, 5.250%,
5/15/37
5/27 at 100.00 BB+   743,985
1,500 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Parkview Medical Center, Refunding Series 2015B, 4.000%, 9/01/34
9/25 at 100.00 Baa1   1,511,535
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Parkview Medical Center, Series 2020A:
7,080 4.000%, 9/01/45 9/30 at 100.00 Baa1   6,516,149
3,000 4.000%, 9/01/50 9/30 at 100.00 Baa1   2,602,770
5,275 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sanford
Health, Series 2019A, 4.000%, 11/01/39
11/29 at 100.00 A+   5,287,660
3,300 Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL
Health System, Refunding Series 2019A, 4.000%, 1/01/38
1/30 at 100.00 AA+   3,403,257
10,265 Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL
Health System, Refunding Series 2019B, 4.000%, 1/01/40
1/30 at 100.00 AA+   10,440,531
4,150 Colorado High Performance Transportation Enterprise, C-470 Express
Lanes Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/56
12/24 at 100.00 BBB   4,096,382

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Colorado International Center Metropolitan District 14,
Denver, Colorado, Limited Tax General Obligation Bonds,
Refunding & Improvement Series 2018:
$ 1,895 5.625%, 12/01/32 12/23 at 103.00 N/R   $ 1,902,182
2,660 5.875%, 12/01/46 12/23 at 103.00 N/R   2,656,356
Colorado School of Mines Board of Trustees, Golden,
Colorado, Institutional Enterprise Revenue Bonds, Series
2017B:
2,000 5.000%, 12/01/42 12/27 at 100.00 A+   2,151,120
1,225 5.000%, 12/01/47 12/27 at 100.00 A+   1,308,986
1,500 Colorado State Board of Governors, Colorado State University Auxiliary
Enterprise System Revenue Bonds, Refunding Series 2016B, 5.000%,
3/01/41, (Pre-refunded 3/01/27)
3/27 at 100.00 A+  (4) 1,667,775
2,000 Colorado State Board of Governors, Colorado State University Auxiliary
Enterprise System Revenue Bonds, Refunding Series 2017A, 4.000%,
3/01/40
9/27 at 100.00 AA   2,012,880
6,500 Colorado State Board of Governors, Colorado State University Auxiliary
Enterprise System Revenue Bonds, Refunding Series 2017E, 4.000%,
3/01/43
3/28 at 100.00 AA   6,524,505
7,000 Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2019O, 4.000%, 3/15/44
3/29 at 100.00 AA-   7,012,390
2,550 Colorado State, Certificates of Participation, Lease Purchase Agreement
Department of Transportation Second Amended & Restated
Headquaters Facilities, Refunding Series 2020, 4.000%, 6/15/41
6/30 at 100.00 AA-   2,576,647
5,000 Colorado State, Certificates of Participation, Rural Series 2018A, 4.000%,
12/15/35
12/28 at 100.00 AA-   5,202,200
Commerce City, Colorado, Sales and Use Tax Revenue
Bonds, Series 2016:
7,115 5.000%, 8/01/41, (Pre-refunded 8/01/26) 8/26 at 100.00 A1  (4) 7,773,636
1,000 5.000%, 8/01/46, (Pre-refunded 8/01/26) 8/26 at 100.00 A1  (4) 1,092,570
1,250 Copper Ridge Metropolitan District, Colorado Springs, Colorado, Tax
Increment and Sales Tax Supported Revenue Bonds, Series 2019,
5.000%, 12/01/39
12/24 at 103.00 N/R   1,176,237
Denver City and County, Colorado, Airport System
Revenue Bonds, Series 2022B:
2,930 5.000%, 11/15/47 11/32 at 100.00 AA-   3,261,559
1,700 5.250%, 11/15/53 11/32 at 100.00 AA-   1,911,718
12,900 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2013B, 5.000%, 11/15/43
11/23 at 100.00 A+   13,049,640
2,500 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018B, 5.000%, 12/01/48
12/28 at 100.00 A   2,677,325
5,000 Denver City and County, Colorado, Dedicated Tax Revenue Bonds,
Series 2021A, 4.000%, 8/01/51
8/31 at 100.00 AA-   4,935,200
Denver Convention Center Hotel Authority, Colorado,
Revenue Bonds, Convention Center Hotel, Refunding
Senior Lien Series 2016:
5,120 5.000%, 12/01/32 12/26 at 100.00 BBB-   5,323,981
2,935 5.000%, 12/01/35 12/26 at 100.00 BBB-   2,998,895
1,800 5.000%, 12/01/40 12/26 at 100.00 BBB-   1,813,788
345 Denver Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, 9th and Colorado Urban Redevelopment Area, Series 2018A,
5.250%, 12/01/39, 144A
12/23 at 103.00 N/R   350,589

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 1,500 DIATC Metropolitan District, Commerce City, Adams County, Colorado,
General Obligation Limited Tax Bonds, Refunding & Improvement
Series 2019, 5.000%, 12/01/49, 144A
9/24 at 103.00 N/R   $ 1,350,660
E-470 Public Highway Authority, Colorado, Senior
Revenue Bonds, Series 2000B:
45,540 0.010%, 9/01/30 - NPFG Insured No Opt. Call A   36,386,916
16,635 0.000%, 9/01/32 - NPFG Insured No Opt. Call A   12,354,648
49,250 0.000%, 9/01/33 - NPFG Insured No Opt. Call A   35,088,655
E-470 Public Highway Authority, Colorado, Toll Revenue
Bonds, Series 2004A:
9,310 0.000%, 9/01/28 - NPFG Insured No Opt. Call A   7,947,016
2,900 0.000%, 9/01/34 - NPFG Insured No Opt. Call A   1,977,539
18,500 0.000%, 3/01/36 - NPFG Insured No Opt. Call A   11,554,360
5,950 Falcon Area Water and Wastewater Authority (El Paso County, Colorado),
Tap Fee Revenue Bonds, Series 2022A, 6.750%, 12/01/34, 144A
9/27 at 103.00 N/R   6,049,127
3,850 Firestone, Colorado, Water Enterprise Revenue Bones, Series 2020,
4.000%, 12/01/49 - BAM Insured
12/30 at 100.00 AA   3,846,689
3,000 Foothills Park and Recreation District, Jefferson County, Colorado, Lease
Revenue Bonds, Certificates of Participation, Series 2021, 4.000%,
12/01/41
12/31 at 100.00 AA-   3,037,380
Johnstown, Colorado, Wastewater Revenue Bonds,
Series 2021:
5,700 4.000%, 12/01/46 - AGM Insured 12/31 at 100.00 N/R   5,722,914
1,440 4.000%, 12/01/51 - AGM Insured 12/31 at 100.00 AA   1,420,171
2,000 Leyden Rock Metropolitan District, Arvada, Jefferson County, Colorado,
General Obligation Limited Tax Bonds, Convertible to Unlimited Tax,
Refunding & Improvement Series 2021, 4.000%, 12/01/51 - AGM
Insured
12/31 at 100.00 A3   1,949,280
1,000 Lorson Ranch Metropolitan District 2, El Paso County, Colorado, Limited
Tax General Obligation Bonds, Series 2016, 5.000%, 12/01/36
12/26 at 100.00 BBB+   1,040,960
1,000 Louisville, Boulder County, Colorado, General Obligation Bonds,
Limited Tax, Series 2017, 4.000%, 12/01/36
12/26 at 100.00 AA+   1,035,590
1,730 Meridian Ranch Metropolitan District 2018, Subdistrict, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2022,
6.750%, 12/01/52
12/27 at 103.00 N/R   1,736,020
1,250 North Pine Vistas Metropolitan District 3, Castle Pines, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Senior Series 2021A, 4.000%, 12/01/51 - AGM Insured
12/31 at 100.00 N/R   1,210,125
1,085 North Range Metropolitan District 2, Adams County, Colorado ,
Limited Tax General Obligation Bonds, Refunding Special Revenue &
Improvement Series 2017A, 5.750%, 12/01/47
3/23 at 103.00 N/R   1,098,009
5,000 Northern Colorado Water Conservancy District Building Corporation,
Certificates of Participation, Refunding Series 2021, 4.000%, 7/01/51
7/31 at 100.00 AA+   4,971,800
4,250 Northern Colorado Water Conservancy District, Certificates of
Participation, Series 2022, 5.250%, 7/01/52
7/31 at 100.00 AA+   4,731,780
1,220 Overlook Metropolitan District, Parker, Douglas County, Colorado,
General Obligation Limited Tax Bonds, Convertible to Unlimted Tax
Refunding Series 2021A, 4.000%, 12/01/51 - BAM Insured
12/31 at 100.00 Baa3   1,265,628
20,000 Park Creek Metropolitan District, Colorado, Senior Limited Property
Tax Supported Revenue Bonds, Refunding Series 2015A, 5.000%,
12/01/45
12/25 at 100.00 A   20,635,800
4,055 Park Creek Metropolitan District, Colorado, Senior Limited Property Tax
Supported Revenue Bonds, Series 2019A, 4.000%, 12/01/39 - AGM
Insured
12/29 at 100.00 A   4,140,763

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 3,000 Parker Water and Sanitation District, Douglas County, Colorado, Water
and Sewer Enterprise Revenue Bonds, Refunding & Improvement
Series 2022, 4.000%, 11/01/47
11/32 at 100.00 AA+   $ 3,008,040
600 Pueblo Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, EVRAZ Project, Series 2021A, 4.750%, 12/01/45, 144A
12/30 at 100.00 N/R   506,058
Rampart Range Metropolitan District 1, Lone Tree,
Colorado, Limited Tax Supported and Special Revenue
Bonds, Refunding & Improvement Series 2017:
8,765 5.000%, 12/01/42 12/27 at 100.00 A1   9,512,742
3,600 5.000%, 12/01/47 12/27 at 100.00 A1   3,885,300
2,350 Roaring Fork Transporation Authority, Colorado, Property Tax Revenue
Bonds, Series 2021A, 4.000%, 12/01/46
12/31 at 100.00 AA-   2,336,441
850 Sierra Ridge Metropolitan District 2, Douglas County, Colorado, Limited
Tax General Obligation Bonds, Refunding Bonds, Series 2022, 5.000%,
12/01/52 - AGM Insured
12/32 at 100.00 A1   885,386
1,000 Sky Ranch Community Authority Board (Arapahoe County, Colorado),
Limited Tax Supported District No. 3 Senior Bonds (Tax-Exempt Fixed
Rate), Series 2022A and Subordinate Bonds (Tax-Exempt Fixed Rate),
Series 2022B(3), 5.750%, 12/01/52, 144A
9/27 at 103.00 N/R   960,020
1,000 STC Metropolitan District 2, Superior, Boulder County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Refunding & improvement Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 N/R   942,230
3,250 Thompson Crossing Metropolitan District 2, Johnstown, Larimer County,
Colorado, General Obligation Bonds, Limited Tax Convertible to
Unlimited Tax, Series 2016B, 5.000%, 12/01/46 - AGM Insured
12/26 at 100.00 AA   3,460,698
Thompson Crossing Metropolitan District 6, Larimer
County, Colorado, General Obligation Limited Tax Bonds,
Refunding & Improvement Convertible to Unlimited Tax
Series 2020:
760 3.000%, 12/01/30, 144A No Opt. Call Ba2   649,739
1,300 5.000%, 12/01/44, 144A 12/30 at 100.00 Ba2   1,248,793
995 Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Series 2021A-1, 5.000%,
12/01/51
3/26 at 103.00 N/R   817,134
1,000 Triview Metropolitan District, El Paso County, Colorado, Water and
Wastewater Enterprise Revenue Bonds, Green Series 2020, 3.250%,
12/01/45 - BAM Insured
12/28 at 100.00 A3   876,040
2,500 University of Colorado, Enterprise System Revenue Bonds, Refunding
Green Series 2021A, 4.000%, 6/01/46
6/31 at 100.00 Aa1   2,517,800
14,500 University of Colorado, Enterprise System Revenue Bonds, Series
2014A, 5.000%, 6/01/46, (Pre-refunded 6/01/24)
6/24 at 100.00 Aa1  (4) 14,986,040
2,500 Vista Ridge Metropolitan District, In the Town of Erie, Weld County,
Colorado, General Obligation Refunding Bonds, Series 2016A,
4.000%, 12/01/36 - BAM Insured
12/26 at 100.00 A2   2,585,150
5,000 Weld County School District 6, Greeley, Colorado, General Obligation
Bonds, Series 2020, 5.000%, 12/01/44
12/29 at 100.00 AA   5,541,500
2,175 Weld County School District RE1, Colorado, General Obligation Bonds,
Series 2017, 5.000%, 12/15/30
12/26 at 100.00 AA   2,381,299
7,810 West Globeville Metropolitan District 1, Denver, Colorado, General
Obligation Limited Tax Bonds, Series 2022, 6.750%, 12/01/52
12/29 at 103.00 N/R   7,481,277
500 Westerly Metropolitan District 4, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A-1, 5.000%, 12/01/50
3/26 at 103.00 N/R   444,680
561,150 Total Colorado 527,161,539

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Connecticut - 0.8% (0.5% of Total Investments)
$ 1,650 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Fairfield University, Series 2016Q-1, 5.000%, 7/01/46
7/26 at 100.00 A-   $ 1,697,405
10,000 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Hartford HealthCare Issue, Series 2021A, 4.000%, 7/01/51
7/31 at 100.00 A   9,505,000
2,800 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
McLean Affiliates, Series 2020A, 5.000%, 1/01/55, 144A
1/26 at 102.00 BB+   2,626,288
7,165 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Quinnipiac University, Refunding Series 2015L, 5.000%, 7/01/45
7/25 at 100.00 A-   7,338,178
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Sacred Heart University, Series 2017I-1:
500 5.000%, 7/01/34 7/27 at 100.00 A3   540,375
2,425 5.000%, 7/01/42 7/27 at 100.00 A3   2,533,688
7,500 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Series 2020A, 5.000%, 5/01/37
5/30 at 100.00 AA-   8,475,900
32,040 Total Connecticut 32,716,834
Delaware - 0.4% (0.2% of Total Investments)
3,350 Delaware Health Facilities Authority, Revenue Bonds, Nanticoke
Memorial Hospital, Series 2013, 5.000%, 7/01/32, (Pre-refunded
7/01/23)
7/23 at 100.00 AA-  (4) 3,385,443
1,000 Delaware Health Facilities Authroity, Revenue Bonds, Beebe Medical
Center Project, Series 2018, 5.000%, 6/01/48
12/28 at 100.00 BBB   1,022,340
9,070 Delaware Transportation Authority, Revenue Bonds, US 301 Project,
Series 2015, 5.000%, 6/01/55
6/25 at 100.00 AA-   9,278,519
13,420 Total Delaware 13,686,302
District of Columbia - 3.6% (2.2% of Total Investments)
1,250 District of Columbia Student Dormitory Revenue Bonds, Provident
Group - Howard Properties LLC Issue, Series 2013, 5.000%, 10/01/45
2/23 at 100.00 BB-   1,238,200
107,000 District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46
3/23 at 23.86 N/R   25,395,380
9,500 District of Columbia, General Obligation Bonds, Series 2021D, 4.000%,
2/01/46
2/31 at 100.00 N/R   9,585,310
District of Columbia, Revenue Bonds, Georgetown
University, Refunding Series 2017:
3,500 5.000%, 4/01/35 4/27 at 100.00 A-   3,753,645
60 5.000%, 4/01/36, (Pre-refunded 4/01/27) 4/27 at 100.00 N/R  (4) 66,717
3,440 5.000%, 4/01/36 4/27 at 100.00 A-   3,664,426
Metropolitan Washington Airports Authority, Virginia,
District of Columbia, Dulles Toll Road Revenue Bonds,
Dulles Metrorail & Capital improvement Projects,
Refunding & Subordinate Lien Series 2019B:
12,455 4.000%, 10/01/44 10/29 at 100.00 Baa2   12,171,275
5,000 5.000%, 10/01/47 10/29 at 100.00 Baa2   5,269,950
13,710 4.000%, 10/01/49 10/29 at 100.00 Baa2   13,053,702
7,000 Metropolitan Washington Airports Authority, Virginia, District of
Columbia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Second Senior Lien Series 2009B, 0.000%,
10/01/36 - AGC Insured
No Opt. Call A2   4,183,340
32,000 Metropolitan Washington Airports Authority, Virginia, District of
Columbia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Second Senior Lien Series 2009C, 6.500%,
10/01/41, (Pre-refunded 10/01/26) - AGC Insured
10/26 at 100.00 A2  (4) 36,731,200

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
District of Columbia (continued)
$ 18,000 Metropolitan Washington Airports Authority, Virginia, District of
Columbia, Dulles Toll Road Revenue Bonds, Dulles Metrorail Capital
Appreciation, Second Senior Lien Series 2010B, 6.500%, 10/01/44
10/28 at 100.00 Baa1   $ 20,661,660
3,000 Washington Metropolitan Area Transit Authority, District of Columbia,
Gross Revenue Bonds, Series 2017B, 5.000%, 7/01/42
7/27 at 100.00 AA-   3,185,730
215,915 Total District of Columbia 138,960,535
Florida - 7.3% (4.5% of Total Investments)
2,800 Bay County, Florida, Educational Facilities Revenue Refunding Bonds,
Bay Haven Charter Academy, Inc. Project, Series 2016, 5.000%,
9/01/46
9/23 at 100.00 BBB   2,813,916
2,830 City of Miami Beach, Florida, Stormwater Revenue Bonds, Series 2015,
5.000%, 9/01/41
9/25 at 100.00 AA-   2,988,678
810 Cocoa, Florida, Water and Sewer System Revenue Bonds, Refunding
Series 2003, 5.500%, 10/01/23 - AMBAC Insured
No Opt. Call AA   824,945
3,570 Collier County Educational Facilities Authority, Florida, Revenue Bonds,
Hodges University, Refunding Series 2013, 6.125%, 11/01/43, (Pre-
refunded 11/01/23)
11/23 at 100.00 N/R  (4) 3,665,890
5,810 Collier County, Florida, Tourist Development Tax Revenue Bonds, Series
2018, 4.000%, 10/01/43
10/28 at 100.00 Aa3   5,863,975
Davie, Florida, Educational Facilities Revenue Bonds,
Nova Southeastern University Project, Series 2013A:
8,555 6.000%, 4/01/42, (Pre-refunded 4/01/23) 4/23 at 100.00 A3  (4) 8,604,790
4,280 5.625%, 4/01/43, (Pre-refunded 4/01/23) 4/23 at 100.00 A3  (4) 4,302,470
530 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School, Inc. Projects, Series
2020C, 5.000%, 9/15/50, 144A
9/27 at 100.00 N/R   439,116
Florida Municipal Loan Council, Revenue Bonds, Series
2000B:
1,040 0.000%, 11/01/25 - NPFG Insured No Opt. Call Baa2   946,379
1,590 0.000%, 11/01/26 - NPFG Insured No Opt. Call Baa2   1,397,737
2,000 Fort Myers, Florida, Utility System Revenue Bonds, Refunding Series
2019A, 4.000%, 10/01/49
10/28 at 100.00 A+   1,995,120
15,000 Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Series 2018F, 5.000%, 10/01/48, (UB) (8)
10/28 at 100.00 AA-   16,036,500
Hillsborough County Aviation Authority, Florida, Revenue
Bonds, Tampa International Airport, Subordinate Lien
Series 2015B:
5,730 5.000%, 10/01/40, (Pre-refunded 10/01/24) 10/24 at 100.00 A+  (4) 5,981,490
12,885 5.000%, 10/01/44, (Pre-refunded 10/01/24) 10/24 at 100.00 A  (4) 13,450,522
13,480 Hillsborough County Industrial Development Authority, Florida, Hospital
Revenue Bonds, Florida Health Sciences Center Inc D/B/A Tampa
General Hospital, Series 2020A, 4.000%, 8/01/50
2/31 at 100.00 Baa1   12,567,404
2,500 Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional
Health, Series 2015, 5.000%, 11/15/45
11/24 at 100.00 A2   2,540,425
Miami Beach Redevelopment Agency, Florida, Tax
Increment Revenue Bonds, City Center/Historic
Convention Village, Series 2015A:
3,810 5.000%, 2/01/40 - AGM Insured 2/24 at 100.00 A1   3,839,832
19,145 5.000%, 2/01/44 - AGM Insured 2/24 at 100.00 A1   19,265,231
Miami Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Miami Jewish Health System Inc. Project,
Series 2017:
205 5.000%, 7/01/32 7/27 at 100.00 BB+   188,498

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 5,035 5.125%, 7/01/46 7/27 at 100.00 BB+   $ 4,267,011
7,390 Miami-Dade County Educational Facilities Authority, Florida, Revenue
Bonds, University of Miami, Series 2015A, 5.000%, 4/01/45
4/25 at 100.00 A-   7,566,178
17,925 Miami-Dade County Educational Facilities Authority, Florida, Revenue
Bonds, University of Miami, Series 2018A, 5.000%, 4/01/53
4/28 at 100.00 A-   18,736,286
10,000 Miami-Dade County Expressway Authority, Florida, Toll System Revenue
Bonds, Series 2010A, 5.000%, 7/01/35
3/23 at 100.00 BBB+   10,062,400
5,560 Miami-Dade County Health Facility Authority, Florida, Hospital Revenue
Bonds, Nicklaus Children's Hospital Project, Refunding Series 2021A,
4.000%, 8/01/51
8/31 at 100.00 N/R   5,391,198
Miami-Dade County Industrual Development Authority,
Florida, Revenue Bonds, Doral Academy, Seres 2018:
1,000 5.000%, 1/15/48 (WI/DD Settling 02/02/2023) 1/28 at 100.00 BBB-   1,004,400
7,000 Miami-Dade County School District, Florida, General Obligation Bonds,
Series 2022, 5.000%, 3/15/52 - BAM Insured
3/32 at 100.00 N/R   7,824,320
1,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Miami
International Airport, Refunding Series 2014B, 5.000%, 10/01/37
10/24 at 100.00 A   1,030,280
14,015 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2016A, 5.000%, 10/01/41
10/26 at 100.00 A   14,566,210
4,715 Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson
Health System, Series 2017, 5.000%, 6/01/38
6/27 at 100.00 Aa3   4,991,535
7,000 Miami-Dade County, Florida, Transit System Sales Surtax Revenue
Bonds, Series 2018, 4.000%, 7/01/48
7/28 at 100.00 AA   6,821,360
Miami-Dade County, Florida, Water and Sewer System
Revenue Bonds, Series 2019B:
6,000 4.000%, 10/01/44 10/29 at 100.00 A+   6,003,780
3,965 4.000%, 10/01/49 10/29 at 100.00 A+   3,866,470
19,240 Orange County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Orlando Health Obligated Group, Inc., Series 2022, 4.000%,
10/01/52
4/32 at 100.00 A2   18,149,862
2,500 Orange County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Orlando Health Obligated Group, Inc., Series 2023, 5.000%,
10/01/53 (WI/DD Settling 02/02/2023)
4/33 at 100.00 A2   2,689,800
1,095 Osceola County, Florida, Transportation Revenue Bonds, Osceola
Parkway, Refunding & Improvement Capital Appreciation Series
2019A-2, 0.000%, 10/01/32
10/29 at 91.18 BBB-   699,836
4,250 Osceola County, Florida, Transportation Revenue Bonds, Osceola
Parkway, Refunding & Improvement Series 2019A-1, 5.000%, 10/01/49
10/29 at 100.00 BBB-   4,338,995
2,000 Palm Beach County Health Facilities Authority, Florida  Retirement
Communities Revenue Bonds, ACTS Retirement - Life Communities,
Inc Obligated Group, Series 2018A, 5.000%, 11/15/45
11/25 at 103.00 A-   2,004,820
5,680 Palm Beach County Health Facilities Authority, Florida, Retirement
Communities Revenue Bonds, ACTS Retirement - Life Communities,
Inc Obligated Group, Series 2016, 5.000%, 11/15/32
11/26 at 100.00 A-   5,837,166
12,170 Sarasota County Public Hospital District, Florida, Hospital Revenue
Bonds, Sarasota Memorial Hospital Project, Series 2018, 4.000%,
7/01/48
7/28 at 100.00 A1   11,522,069
6,625 South Broward Hospital District, Florida, Hospital Revenue Bonds,
Refunding Series 2015, 4.000%, 5/01/33
5/25 at 100.00 Aa3   6,751,670

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
South Miami Health Facilities Authority, Florida, Hospital
Revenue Bonds, Baptist Health Systems of South Florida
Obligated Group, Refunding Series 2017:
$ 8,000 5.000%, 8/15/42 8/27 at 100.00 A1   $ 8,280,320
8,595 5.000%, 8/15/47 8/27 at 100.00 A1   8,845,372
1,760 Tampa Sports Authority, Hillsborough County, Florida, Sales Tax
Payments Special Purpose Bonds, Stadium Project, Series 1995,
5.750%, 10/01/25 - NPFG Insured
No Opt. Call Baa2   1,845,272
4,000 Tampa, Florida, Health System Revenue Bonds, Baycare Health System,
Series 2016A, 4.000%, 11/15/46
5/26 at 100.00 Aa2   3,910,600
345 Tampa, Florida, Hospital Revenue Bonds, H. Lee Moffitt Cancer Center
Project, Series 2020B, 4.000%, 7/01/39
7/30 at 100.00 A-   349,005
2,000 Volusia County Educational Facilities Authority, Florida, Revenue
Bonds, Embry-Riddle Aeronautical University, Series 2015B, 5.000%,
10/15/45, (Pre-refunded 4/15/25)
4/25 at 100.00 A2  (4) 2,111,040
7,400 Volusia County Educational Facilities Authority, Florida, Revenue Bonds,
Stetson University Inc. Project, Series 2015, 5.000%, 6/01/45
6/25 at 100.00 A-   7,551,330
282,835 Total Florida 284,731,503
Georgia - 3.8% (2.4% of Total Investments)
Atlanta, Georgia, Water and Wastewater Revenue Bonds,
Refunding Series 2015:
3,400 5.000%, 11/01/33, (Pre-refunded 5/01/25) 5/25 at 100.00 AA-  (4) 3,604,782
2,040 5.000%, 11/01/35, (Pre-refunded 5/01/25) 5/25 at 100.00 AA-  (4) 2,162,869
10,235 Clarke County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Piedmont Healthcare, Inc. Project, Series 2016A, 5.000%,
7/01/46
7/26 at 100.00 N/R   10,512,676
Cobb County Kennestone Hospital Authority, Georgia,
Revenue Anticipation Certificates, Wellstar Health
System, Series 2017A:
2,000 5.000%, 4/01/42 4/27 at 100.00 A   2,079,460
10,000 5.000%, 4/01/47 4/27 at 100.00 A2   10,353,900
5,300 Crisp County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Crisp County Hospital Project, Series 2021, 4.000%,
7/01/46
7/31 at 100.00 A1   5,213,981
5,725 Fayette County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Piedmont Healthcare, Inc. Project, Series 2016A, 5.000%,
7/01/46
7/26 at 100.00 A1   5,880,319
Fulton County Development Authority, Georgia, Hospital
Revenue Bonds, Wellstar Health System, Inc Project,
Series 2017A:
4,330 5.000%, 4/01/42 4/27 at 100.00 A   4,502,031
10,000 5.000%, 4/01/47 4/27 at 100.00 A2   10,353,900
6,370 4.000%, 4/01/50 4/30 at 100.00 A2   6,166,287
12,590 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc.,
Series 2014A, 5.500%, 8/15/54, (Pre-refunded 2/15/25)
2/25 at 100.00 AA  (4) 13,382,541
7,500 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc.,
Series 2017B, 5.500%, 2/15/42
2/27 at 100.00 AA   8,079,150
2,000 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc.,
Series 2021A, 4.000%, 2/15/40
2/31 at 100.00 N/R   2,007,220
9,935 Georgia Ports Authority, Revenue Bonds, Series 2021, 4.000%, 7/01/51 7/31 at 100.00 AA   9,862,375

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Georgia (continued)
$ 11,000 Griffin-Spalding County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System Inc., Series 2017A,
4.000%, 4/01/42
4/27 at 100.00 A2   $ 10,891,650
1,350 Henry County Water and Sewerage Authority, Georgia, Revenue Bonds,
Refunding Series 2005, 5.250%, 2/01/27
No Opt. Call AA+   1,510,326
Main Street Natural Gas Inc., Georgia, Gas Supply
Revenue Bonds, Series 2019A:
1,860 5.000%, 5/15/43 5/29 at 100.00 A3   1,892,606
17,100 5.000%, 5/15/49 No Opt. Call A3   17,624,115
Municipal Electric Authority of Georgia, Plant Vogtle
Units 3 & 4 Project J Bonds, Series 2015A:
4,305 5.000%, 7/01/60 7/25 at 100.00 BBB+   4,346,715
3,300 5.500%, 7/01/60 7/25 at 100.00 BBB+   3,369,300
8,230 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Mercer University, Series 2015, 5.000%, 10/01/40
10/25 at 100.00 A3   8,423,652
5,000 Rockdale County Development Authority, Georgia, Revenue Bonds,
Piedmont Healthcare, Inc. Project, Series 2019A, 4.000%, 7/01/44
7/29 at 100.00 A1   4,985,400
675 Valdosta and Lowndes County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Refunding Series 2019A, 4.000%, 10/01/38
10/29 at 100.00 AA-   699,496
144,245 Total Georgia 147,904,751
Guam - 0.1% (0.1% of Total Investments)
4,060 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2013, 5.500%, 7/01/43, (Pre-refunded
7/01/23)
7/23 at 100.00 Baa2  (4) 4,111,237
4,060 Total Guam 4,111,237
Hawaii - 0.0% (0.0% of Total Investments)
275 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific University, Series 2013A, 6.875%, 7/01/43, 144A
7/23 at 100.00 BB   276,672
275 Total Hawaii 276,672
Idaho - 0.3% (0.2% of Total Investments)
7,885 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health
System Project, Series 2021A, 4.000%, 3/01/51
3/32 at 100.00 N/R   7,472,457
2,330 Idaho Housing and Finance Association, GNMA Housing Revenue
Refunding Bonds, Wedgewood Terrace Project, Series 2002A-1,
7.250%, 3/20/37
2/23 at 101.00 Aaa   2,357,051
10,215 Total Idaho 9,829,508
Illinois - 15.3% (9.5% of Total Investments)
Board of Regents of Illinois State University, Auxiliary
Facilities System Revenue Bonds, Series 2018A:
1,000 5.000%, 4/01/34 - AGM Insured 4/28 at 100.00 A2   1,126,200
285 5.000%, 4/01/37 - AGM Insured 4/28 at 100.00 A2   314,021
1,370 5.000%, 4/01/38 - AGM Insured 4/28 at 100.00 A2   1,504,493
Bolingbrook, Will and DuPage Counties, Illinois, General
Obligation Bonds, Refunding Series 2002B:
4,595 0.000%, 1/01/32 - FGIC Insured No Opt. Call A2   3,362,575
4,000 0.010%, 1/01/34 - FGIC Insured No Opt. Call A2   2,683,920
11,000 Chicago Board of Education, Illinois, Dedicated Capital Improvement
Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 A   11,534,600
5,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017G, 5.000%, 12/01/34
12/27 at 100.00 BB   5,159,650

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 6,920 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2018D, 5.000%, 12/01/46
12/28 at 100.00 BB   $ 6,912,250
11,450 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A, 7.000%, 12/01/44
12/25 at 100.00 BB   12,212,341
1,785 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016B, 6.500%, 12/01/46
12/26 at 100.00 BB   1,901,346
23,535 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A
12/27 at 100.00 BB   25,824,955
Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Series 2021A:
1,500 5.000%, 12/01/38 12/30 at 100.00 BB   1,542,750
1,750 5.000%, 12/01/40 12/30 at 100.00 BB   1,784,737
1,000 Chicago Board of Education, Illinois, Unlimited Tax General Obligation
Bonds, Dedicated Tax Revenues, Series 1999A, 5.500%, 12/01/26 -
NPFG Insured
No Opt. Call BB   1,044,120
Chicago Transit Authority, Illinois, Sales Tax Receipts
Revenue Bonds, Second Lien Series 2020A:
4,000 4.000%, 12/01/50 12/29 at 100.00 A+   3,731,040
14,765 4.000%, 12/01/50 - BAM Insured 12/29 at 100.00 AA   14,177,796
9,285 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Series 2014, 5.250%, 12/01/49
12/24 at 100.00 AA   9,460,486
4,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2018B, 5.000%, 1/01/53
1/29 at 100.00 N/R   4,204,480
1,000 Chicago, Illinois, General Obligation Bonds, Chicago Works Series
2023A, 5.500%, 1/01/40, (UB) (8)
1/32 at 100.00 Baa3   1,087,520
22,670 Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999,
0.000%, 1/01/25 - FGIC Insured
No Opt. Call BBB-   21,244,057
10,565 Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2017A, 6.000%, 1/01/38
1/27 at 100.00 BBB   11,263,875
4,000 Chicago, Illinois, General Obligation Bonds, Series 2019A, 5.000%,
1/01/40
1/29 at 100.00 BBB-   4,057,000
5,000 Cook County Community College District 508, Illinois, General
Obligation Bonds, Chicago City Colleges, Series 2013, 5.250%,
12/01/43
12/23 at 100.00 BBB   5,019,600
4,500 Cook County Community College District 508, Illinois, General
Obligation Bonds, Chicago City Colleges, Series 2017, 5.000%,
12/01/47
12/27 at 100.00 A+   4,728,735
3,500 Evanston, Cook County, Illinois, General Obligation Bonds, Corporate
Purpose Series 2018A, 4.000%, 12/01/43
6/28 at 100.00 Aa2   3,531,080
Illinois Educational Facilities Authority, Revenue Bonds,
Field Museum of Natural History, Series 2002.RMKT:
2,750 3.900%, 11/01/36 11/27 at 102.00 A   2,845,508
5,265 5.500%, 11/01/36 11/23 at 100.00 A   5,386,937
3,215 Illinois Finance Authority, Health Services Facility Lease Revenue Bonds,
Provident Group - UIC Surgery Center, LLC - University of Illinois
Health Services Facility Project, Series 2020, 4.000%, 10/01/50
10/30 at 100.00 BBB+   2,749,982
Illinois Finance Authority, Revenue Bonds, Ascension
Health/fkaPresence Health Network, Series 2016C:
3,500 5.000%, 2/15/32 2/27 at 100.00 Aa2   3,807,580
25,880 4.000%, 2/15/41 2/27 at 100.00 Aa2   25,920,114
1,200 4.000%, 2/15/41, (Pre-refunded 2/15/27) 2/27 at 100.00 N/R  (4) 1,274,640
55 4.000%, 2/15/41, (Pre-refunded 2/15/27) 2/27 at 100.00 N/R  (4) 58,421
3,000 5.000%, 2/15/41 2/27 at 100.00 Aa2   3,128,070

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 2,500 Illinois Finance Authority, Revenue Bonds, Bradley University, Refunding
Series 2021A, 4.000%, 8/01/51
8/31 at 100.00 BBB+   $ 2,176,000
Illinois Finance Authority, Revenue Bonds, Centegra
Health System, Series 2014A:
8,750 5.000%, 9/01/39, (Pre-refunded 9/01/24) 9/24 at 100.00 AA+  (4) 9,100,438
11,030 5.000%, 9/01/42, (Pre-refunded 9/01/24) 9/24 at 100.00 N/R  (4) 11,471,751
16,165 Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation,
Series 2016, 5.000%, 12/01/40
6/26 at 100.00 A3   16,553,607
Illinois Finance Authority, Revenue Bonds, Northshore -
Edward-Elmhurst Health Credit Group, Series 2022A:
10,945 4.000%, 8/15/42 8/32 at 100.00 N/R   10,836,207
4,155 5.000%, 8/15/51 8/32 at 100.00 AA-   4,487,358
22,590 Illinois Finance Authority, Revenue Bonds, OSF Healthcare System,
Series 2015A, 5.000%, 11/15/45
11/25 at 100.00 A   22,793,310
2,215 Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of
Chicago, Series 2013A, 6.000%, 7/01/43
7/23 at 100.00 A   2,241,491
4,135 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and
Medical Centers, Refunding Series 2015C, 5.000%, 8/15/44
8/25 at 100.00 A3   4,153,442
5,410 Illinois FInance Authority, Revenue Bonds, Southern Illinois Healthcare
Enterprises, Inc., Series 2017A, 5.000%, 3/01/47
3/27 at 100.00 A+   5,557,098
14,200 Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Fixed
Period Series 2021A, 4.000%, 8/15/41
8/31 at 100.00 AA-   14,253,392
Illinois State, General Obligation Bonds, April Series
2014:
2,500 5.000%, 4/01/31 4/24 at 100.00 BBB-   2,541,150
3,000 5.000%, 4/01/38 4/24 at 100.00 BBB+   3,029,220
Illinois State, General Obligation Bonds, December
Series 2017A:
5,000 5.000%, 12/01/34 12/27 at 100.00 BBB-   5,275,350
2,000 5.000%, 12/01/35 12/27 at 100.00 BBB-   2,092,960
5,420 5.000%, 12/01/39 12/27 at 100.00 BBB+   5,593,223
2,300 Illinois State, General Obligation Bonds, February Series 2014, 5.250%,
2/01/32
2/24 at 100.00 BBB+   2,336,961
1,750 Illinois State, General Obligation Bonds, January Series 2016, 5.000%,
1/01/32
1/26 at 100.00 BBB-   1,817,673
3,565 Illinois State, General Obligation Bonds, June Series 2016, 5.000%,
6/01/26
No Opt. Call BBB-   3,783,035
4,170 Illinois State, General Obligation Bonds, June Series 2022A, 5.500%,
3/01/47
3/32 at 100.00 BBB+   4,479,289
Illinois State, General Obligation Bonds, May Series
2018A:
17,000 6.000%, 5/01/26 No Opt. Call BBB-   18,541,560
4,485 6.000%, 5/01/27 No Opt. Call BBB-   4,988,307
Illinois State, General Obligation Bonds, May Series 2020:
1,115 5.500%, 5/01/30 No Opt. Call BBB+   1,258,968
5,305 5.500%, 5/01/39 5/30 at 100.00 BBB+   5,763,140
2,360 5.750%, 5/01/45 5/30 at 100.00 BBB+   2,535,419
2,515 Illinois State, General Obligation Bonds, November Series 2016,
5.000%, 11/01/23
No Opt. Call BBB-   2,556,145
9,710 Illinois State, General Obligation Bonds, October Series 2016, 5.000%,
2/01/27
No Opt. Call BBB+   10,388,632
5,000 Illinois State, General Obligation Bonds, October Series 2022C, 5.500%,
10/01/41
10/32 at 100.00 BBB+   5,476,450

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 2,035 Illinois State, General Obligation Bonds, Series 2013, 5.500%, 7/01/38 7/23 at 100.00 BBB+   $ 2,047,719
5,030 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2013A, 5.000%, 1/01/38
3/23 at 100.00 AA-   5,039,356
Illinois Toll Highway Authority, Toll Highway Revenue
Bonds, Senior Lien Series 2014B:
8,000 5.000%, 1/01/38 1/24 at 100.00 A1   8,130,880
6,500 5.000%, 1/01/39 1/24 at 100.00 AA-   6,600,945
10,040 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2015A, 5.000%, 1/01/40
7/25 at 100.00 AA-   10,454,652
8,890 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2015B, 5.000%, 1/01/40
1/26 at 100.00 A1   9,329,788
10,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2019A, 5.000%, 1/01/44
7/29 at 100.00 AA-   10,812,800
12,010 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2020A, 5.000%, 1/01/45
1/31 at 100.00 AA-   13,081,893
Illinois Toll Highway Authority, Toll Highway Revenue
Bonds, Senior Lien Series 2021A:
9,640 4.000%, 1/01/42 1/32 at 100.00 N/R   9,675,475
10,455 5.000%, 1/01/46 1/32 at 100.00 N/R   11,504,996
1,115 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender
Option Bond Trust 2015-XF0052, 12.757%, 1/01/38, 144A, (IF)
1/23 at 100.00 AA-   1,123,340
11,050 Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2001,
6.000%, 11/01/26 - FGIC Insured
No Opt. Call BBB+   11,746,482
1,175 Macon and DeWitt Counties Community Unit School District 2 Maroa-
Forsyth, Illinois, General Obligation Bonds, Series 2021, 4.000%,
12/01/41 - AGM Insured
12/30 at 100.00 N/R   1,197,783
2,350 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2020A, 5.000%, 6/15/50
12/29 at 100.00 BBB   2,388,000
8,800 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2015A, 5.500%, 6/15/53
12/25 at 100.00 BBB   8,959,896
4,750 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2017A, 5.000%, 6/15/57
12/27 at 100.00 BBB   4,778,215
Metropolitan Pier and Exposition Authority, Illinois,
Revenue Bonds, McCormick Place Expansion Project,
Capital Appreciation Refunding Series 2010B-1:
33,000 0.000%, 6/15/45 - AGM Insured No Opt. Call BBB   11,856,240
5,355 0.000%, 6/15/46 - AGM Insured No Opt. Call BBB   1,825,520
13,350 Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Refunding Series 1996A, 0.000%,
12/15/24 - NPFG Insured
No Opt. Call BB+   12,569,826
Metropolitan Pier and Exposition Authority, Illinois,
Revenue Bonds, McCormick Place Expansion Project,
Refunding Series 1998A:
990 5.500%, 12/15/23, (Pre-refunded 6/15/23) - FGIC Insured, (ETM) No Opt. Call BB+  (4) 1,000,217
1,755 5.500%, 12/15/23 - NPFG Insured No Opt. Call BB+   1,780,395
Metropolitan Pier and Exposition Authority, Illinois,
Revenue Bonds, McCormick Place Expansion Project,
Series 2002A:
3,505 0.000%, 6/15/30 No Opt. Call A-   2,690,473
195 0.000%, 6/15/30, (ETM) No Opt. Call N/R  (4) 160,368
28,000 0.000%, 12/15/35 - AGM Insured No Opt. Call BBB   16,815,120
3,280 0.000%, 6/15/37 - NPFG Insured No Opt. Call Baa2   1,750,766
11,715 0.000%, 12/15/38 - NPFG Insured No Opt. Call Baa2   5,820,715

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 5,535 Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Hospitality Facility, Series 1996A, 7.000%, 7/01/26,
(ETM)
No Opt. Call AA+  (4) $ 5,963,243
6,335 Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry
and Will Counties, Illinois, General Obligation Bonds, Series 1999,
5.750%, 6/01/23 - AGM Insured
No Opt. Call A1   6,400,947
2,300 Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry
and Will Counties, Illinois, General Obligation Bonds, Series 2000A,
6.500%, 7/01/30 - NPFG Insured
No Opt. Call Aa3   2,804,505
2,500 Sangamon County Water Reclamation District, Illinois, General
Obligation Bonds Alternate Revenue Source, Project & Refunding
Series 2019A, 4.000%, 1/01/44 - BAM Insured
1/29 at 100.00 AA   2,509,425
4,125 Southwestern Illinois Development Authority, Health Facility Revenue
Bonds, Memorial Group, Inc., Series 2013, 7.625%, 11/01/48, (Pre-
refunded 11/01/23)
11/23 at 100.00 N/R  (4) 4,272,469
Springfield, Illinois, Electric Revenue Bonds, Refunding
Senior Lien Series 2015:
2,250 5.000%, 3/01/29 3/25 at 100.00 A3   2,344,387
7,000 5.000%, 3/01/31 3/25 at 100.00 A3   7,267,750
2,000 University of Illinois, Health Services Facilities System Revenue Bonds,
Series 2013, 6.250%, 10/01/38
10/23 at 100.00 Baa1   2,044,480
627,660 Total Illinois 597,415,521
Indiana - 3.0% (1.9% of Total Investments)
6,000 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Valparaiso University Project, Series 2014, 5.000%, 10/01/44
10/24 at 100.00 Baa1   6,060,600
Indiana Finance Authority, Hospital Revenue Bonds,
Community Health Network Project, Series 2012A:
5,000 4.000%, 5/01/35, (Pre-refunded 5/01/23) 5/23 at 100.00 A  (4) 5,019,800
5,420 5.000%, 5/01/42, (Pre-refunded 5/01/23) 5/23 at 100.00 A2  (4) 5,454,742
3,400 Indiana Finance Authority, Hospital Revenue Bonds, Indiana University
Health Obligation Group, Refunding 2015A, 5.000%, 12/01/40
6/25 at 100.00 AA   3,498,634
7,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity
Health Obligation Group, Fixed Rate Series 2019A, 4.000%, 12/01/49
12/29 at 100.00 AA   7,031,570
1,875 Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity
Health Obligation Group, Refunding 2015A, 4.000%, 12/01/40
6/25 at 100.00 AA   1,887,919
13,415 Indiana Finance Authority, Hospital Revenue Bonds, Reid Health Series
2022, 5.000%, 1/01/52 - AGM Insured
1/32 at 100.00 N/R   14,153,362
11,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, First Lien Green Series 2016A, 5.000%, 10/01/46
10/26 at 100.00 A+   11,643,610
10,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, First Lien Green Series 2022B, 5.250%, 10/01/47
10/30 at 100.00 N/R   11,120,100
13,215 Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, Series 2014A, 5.000%, 10/01/44
10/24 at 100.00 A+   13,602,464
5,130 Indiana Finance Authority, Water Utility Revenue Bonds, Citizens Energy
Group Project, First Lien Series 2016A, 5.000%, 10/01/46
10/26 at 100.00 A+   5,430,156
14,100 Indiana Municipal Power Agency Power Supply System Revenue Bonds,
Refunding Series 2016A, 5.000%, 1/01/42
7/26 at 100.00 A+   14,883,819
Indianapolis Local Public Improvement Bond Bank,
Indiana, Series 1999E:
9,255 0.000%, 2/01/25 - AMBAC Insured No Opt. Call AA-   8,767,724
9,560 0.000%, 2/01/26 - AMBAC Insured No Opt. Call AA-   8,826,175

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Indiana (continued)
$ 1,580 Zionsville Community Schools Building Corporation, Boone County,
Indiana, First Mortgage Bonds, Series 2005Z, 0.000%, 1/15/28 - AGM
Insured
No Opt. Call A2   $ 1,379,213
115,950 Total Indiana 118,759,888
Iowa - 0.7% (0.5% of Total Investments)
5,775 Iowa Finance Authority Senior Living Facilities Revenue Bonds, Sunrise
Retirement Community Project, Refunding Series 2021, 5.000%,
9/01/51
9/28 at 102.00 N/R   4,656,151
8,250 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Iowa Fertilizer Company Project, Refunding Series 2022, 5.000%,
12/01/50
12/29 at 103.00 BBB-   8,306,760
3,085 Iowa Finance Authority, Senior Housing Revenue Bonds, Northcrest Inc.
Project, Series 2018A, 5.000%, 3/01/48
3/24 at 103.00 BB+   2,809,941
8,265 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed
Bonds, Class 2 Capital Appreciation Senior Lien Series 2021B-2,
0.000%, 6/01/65
6/31 at 25.58 N/R   1,060,400
Xenia Rural Water District, Iowa, Water Revenue Bonds,
Refunding Capital Loan Note Series 2016:
4,700 5.000%, 12/01/36, (Pre-refunded 12/01/26) 12/26 at 100.00 A-  (4) 5,193,970
5,990 5.000%, 12/01/41, (Pre-refunded 12/01/26) 12/26 at 100.00 A-  (4) 6,619,549
36,065 Total Iowa 28,646,771
Kansas - 0.4% (0.3% of Total Investments)
Ellis County Unified School District 489 Hays, Kansas,
General Obligation Bonds, Refunding & Improvement
Series 2022B:
5,000 5.000%, 9/01/42 - AGM Insured 9/31 at 100.00 N/R   5,569,550
3,550 5.000%, 9/01/47 - AGM Insured 9/31 at 100.00 AA   3,884,907
3,700 Kansas Municipal Energy Agency, Power Project Revenue Bonds,
Dogwood Project, Series 2018A, 5.000%, 4/01/38 - BAM Insured
4/26 at 100.00 AA   3,978,499
3,965 Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial
Hospital, Series 2018A, 5.000%, 7/01/48
7/28 at 100.00 A   4,092,237
16,215 Total Kansas 17,525,193
Kentucky - 0.7% (0.4% of Total Investments)
6,010 Kentucky Economic Development Finance Authority, Health System
Revenue Bonds, Norton Healthcare Inc., Series 2000B, 0.000%,
10/01/28 - NPFG Insured
No Opt. Call Baa2   5,007,712
1,300 Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Owensboro Health, Refunding Series 2017A, 5.000%, 6/01/37
6/27 at 100.00 BBB-   1,354,067
Kentucky Public Transportation Infrastructure Authority,
Toll Revenue Bonds, Downtown Crossing Project,
Convertible Capital Appreciation First Tier Series 2013C:
5,000 0.000%, 7/01/43 (5) 7/31 at 100.00 Baa2   5,688,700
8,610 0.000%, 7/01/46 (5) 7/31 at 100.00 Baa2   9,810,406
Kentucky Public Transportation Infrastructure Authority,
Toll Revenue Bonds, Downtown Crossing Project, First
Tier Series 2013A:
2,655 5.750%, 7/01/49, (Pre-refunded 7/01/23) 7/23 at 100.00 Baa2  (4) 2,684,603
430 6.000%, 7/01/53, (Pre-refunded 7/01/23) 7/23 at 100.00 Baa2  (4) 435,195
1,380 University of Kentucky, General Receipts Bonds, University of Kentucky
Mixed-Use Parking Project, Series 2019A, 4.000%, 5/01/44
5/29 at 100.00 AA-   1,388,170
25,385 Total Kentucky 26,368,853

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Louisiana - 1.8% (1.1% of Total Investments)
$ 6,535 Ascension Parish Industrial development Board, Louisiana, Revenue
Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%,
7/01/36
7/23 at 100.00 N/R   $ 6,561,859
4,000 East Baton Rouge Parish Capital Improvement District, Louisiana,
MOVEBR Sales Tax Revenue Bonds, Series 2019, 5.000%, 8/01/48
8/29 at 100.00 Aa3   4,276,920
1,870 Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax
Revenue Bonds, Series 2017B, 5.000%, 12/01/42 - AGM Insured
12/27 at 100.00 A1   1,985,529
Louisiana Publc Facilities Authority, Lousiana, Revenue
Bonds, Ochsner Clinic Foundation Project, Refunding
Series 2017:
2,000 5.000%, 5/15/42 5/27 at 100.00 A3   2,083,200
12,500 5.000%, 5/15/46 5/27 at 100.00 A3   12,963,000
1,695 Louisiana Public Facilities Authority, Lease Revenue Bonds, Provident
Group-Flagship Properties LLC - Louisiana State University Nicolson
Gateway Project, Series 2016A, 5.000%, 7/01/46
7/26 at 100.00 A3   1,739,358
Louisiana Public Facilities Authority, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series
2016:
20 4.000%, 5/15/35, (Pre-refunded 5/15/26) 5/26 at 100.00 N/R  (4) 21,012
2,345 4.000%, 5/15/36 5/26 at 100.00 A3   2,370,842
20 5.000%, 5/15/47, (Pre-refunded 5/15/26) 5/26 at 100.00 N/R  (4) 21,641
1,975 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic
Foundation Project, Series 2015, 5.000%, 5/15/47
5/25 at 100.00 A3   2,013,888
13,590 Louisiana Stadium and Exposition District, Revenue Refunding Bonds,
Senior Lien Series 2013A, 5.000%, 7/01/36
7/23 at 100.00 A2   13,682,004
1,015 Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding
Second Lien Series 2017C, 5.000%, 5/01/45
11/27 at 100.00 AA-   1,071,505
5,000 New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds,
North Terminal Project, Series 2017A, 5.000%, 1/01/48
1/27 at 100.00 A-   5,227,600
6,280 New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding
Series 2014, 5.000%, 6/01/44, (Pre-refunded 6/01/24)
6/24 at 100.00 A  (4) 6,490,506
4,000 Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds,
Port Facilities, Refunding Series 2018A, 5.000%, 4/01/48 - AGM
Insured
4/28 at 100.00 A2   4,192,720
5,000 Saint Tammany Parish Hospital Service District 1, Louisiana, Hospital
Revenue Bonds, St. Tammany Parish Hospital Project, Refunding Series
2018A, 5.000%, 7/01/48
7/28 at 100.00 AA-   5,104,750
1,355 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Refunding
Series 2015, 5.000%, 12/01/40
12/25 at 100.00 A-   1,445,324
69,200 Total Louisiana 71,251,658
Maine - 0.8% (0.5% of Total Investments)
7,000 Maine Health and Higher Educational Facilities Authority Revenue
Bonds, Eastern Maine Medical Center Obligated Group Issue, Series
2013, 5.000%, 7/01/43, (Pre-refunded 7/01/23)
7/23 at 100.00 Ba1  (4) 7,069,720
6,300 Maine Health and Higher Educational Facilities Authority Revenue
Bonds, Eastern Maine Medical Center Obligated Group Issue, Series
2016A, 5.000%, 7/01/41
7/26 at 100.00 Ba1   6,321,735
8,675 Maine Health and Higher Educational Facilities Authority Revenue
Bonds, MaineHealth Issue, Series 2018A, 5.000%, 7/01/43
7/28 at 100.00 A+   9,040,218
11,150 Maine Health and Higher Educational Facilities Authority, Revenue
Bonds, MaineHealth Issue, Series 2020A, 4.000%, 7/01/50
7/30 at 100.00 A+   10,651,818
33,125 Total Maine 33,083,491

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maryland - 1.6% (1.0% of Total Investments)
Baltimore, Maryland, Convention Center Hotel Revenue
Bonds, Refunding Series 2017:
$ 3,260 5.000%, 9/01/35 9/27 at 100.00 CCC+   $ 3,267,596
1,000 5.000%, 9/01/39 9/27 at 100.00 CCC+   961,990
1,645 5.000%, 9/01/46 9/27 at 100.00 CCC+   1,558,094
8,610 Baltimore, Maryland, Revenue Bonds, Water Projects, Subordinate Series
2017A, 5.000%, 7/01/41
1/27 at 100.00 A+   9,147,092
275 Maryland Health and HIgher Educational Facilities Authority, Revenue
Bonds, Frederick Health System Issue; Series 2020, 4.000%, 7/01/50
7/30 at 100.00 Baa1   259,322
4,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, University of Maryland Medical System Issue, Taxable Series
2017D, 4.000%, 7/01/48
1/28 at 100.00 A   3,925,960
4,125 Maryland Stadium Authority, Lease Revenue Bonds, Built To Learn,
Series 2022A, 4.000%, 6/01/47
6/32 at 100.00 N/R   4,083,008
17,000 Maryland Stadium Authority, Revenue Bonds, Baltimore City Public
Schools Construction & Revitalization Program, Series 2018A, 5.000%,
5/01/42
5/28 at 100.00 AA-   18,335,010
Maryland Transportation Authority, Revenue Bonds,
Transportation Facilities Projects, Series 2020:
3,000 4.000%, 7/01/39 7/30 at 100.00 AA-   3,097,500
3,000 4.000%, 7/01/50 7/30 at 100.00 N/R   2,976,120
9,095 Maryland Transportation Authority, Revenue Bonds, Transportation
Facilities Projects, Series 2021A, 5.000%, 7/01/51
7/31 at 100.00 Aa2   10,058,251
2,000 Montgomery County, Maryland, Revenue Bonds, Trinity Health Credit
Group, Series 2015, 5.000%, 12/01/44
6/25 at 100.00 AA-   2,047,980
1,150 Rockville Mayor and Council, Maryland, Economic Development
Revenue Bonds, Ingleside King Farm Project, Series 2017A-1, 5.000%,
11/01/37
11/24 at 103.00 B-   1,093,432
2,250 Rockville Mayor and Council, Maryland, Economic Development
Revenue Bonds, Series 2017B, 5.000%, 11/01/47
11/24 at 103.00 B-   2,020,275
60,410 Total Maryland 62,831,630
Massachusetts - 2.0% (1.2% of Total Investments)
5,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Subordinated Series 2021A-1, 4.000%, 7/01/51
7/31 at 100.00 Aa3   4,938,450
1,250 Massachusetts Development Finance Agency, Hospital Revenue
Bonds, Cape Cod Healthcare Obligated Group, Series 2013, 5.250%,
11/15/41, (Pre-refunded 11/15/23)
11/23 at 100.00 N/R  (4) 1,277,537
435 Massachusetts Development Finance Agency, Revenue Bonds, Atrius
Health Issue, Series 2019A, 5.000%, 6/01/39, (Pre-refunded 6/01/29)
6/29 at 100.00 N/R  (4) 506,979
930 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Green Bonds, Series 2015D, 5.000%, 7/01/44
7/25 at 100.00 BBB   944,731
11,370 Massachusetts Development Finance Agency, Revenue Bonds, Boston
University, Series 2016BB-1, 5.000%, 10/01/46
10/26 at 100.00 AA-   12,059,477
3,630 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2, 5.000%, 7/01/53
7/28 at 100.00 A3   3,697,119
1,100 Massachusetts Development Finance Agency, Revenue Bonds, Dana-
Farber Cancer Institute Issue, Series 2016N, 5.000%, 12/01/46
12/26 at 100.00 A   1,135,156
Massachusetts Development Finance Agency, Revenue
Bonds, Emerson College, Series 2015:
2,070 4.500%, 1/01/45 1/25 at 100.00 Baa2   2,036,259
8,800 5.000%, 1/01/45 1/25 at 100.00 Baa2   8,884,480

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Massachusetts (continued)
$ 2,700 Massachusetts Development Finance Agency, Revenue Bonds, Olin
College, Series 2013E, 5.000%, 11/01/43
11/23 at 100.00 A   $ 2,722,005
4,100 Massachusetts Development Finance Agency, Revenue Bonds, Partners
HealthCare System Issue, Series 2017S-1, 4.000%, 7/01/36
1/28 at 100.00 N/R   4,191,512
805 Massachusetts Development Finance Agency, Revenue Bonds,
Southcoast Health System Obligated Group Issue, Series 2021G,
5.000%, 7/01/50
7/31 at 100.00 BBB+   835,864
1,725 Massachusetts Development Finance Agency, Revenue Bonds,
Wellforce Issue, Series 2019A, 5.000%, 7/01/44
1/29 at 100.00 BBB+   1,724,862
Massachusetts Development Finance Agency, Revenue
Bonds, Western New England University, Series 2015:
1,380 5.000%, 9/01/40 9/25 at 100.00 BBB   1,400,383
1,545 5.000%, 9/01/45 9/25 at 100.00 BBB   1,558,735
3,000 Massachusetts Development Finance Authority, Revenue Bonds, WGBH
Educational Foundation, Series 2002A, 5.750%, 1/01/42 - AMBAC
Insured
No Opt. Call AA-   3,863,940
6,840 Massachusetts School Building Authority, Dedicated Sales Tax Revenue
Bonds, Senior Series 2013A, 5.000%, 5/15/43, (Pre-refunded 5/15/23)
5/23 at 100.00 Aa2  (4) 6,890,753
5,000 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2022C, 5.250%, 10/01/52
10/32 at 100.00 N/R   5,702,600
12,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Sustainability  Green Series 2022A, 5.000%,
6/01/50
6/31 at 100.00 AA+   13,301,160
73,680 Total Massachusetts 77,672,002
Michigan - 12.7% (7.9% of Total Investments)
315 Advanced Technology Academy, Michigan, Public School Academy
Revenue Bonds, Refunding Series 2019, 5.000%, 11/01/34
11/27 at 102.00 BB   308,404
840 Ann Arbor Public School District, Washtenaw County, Michigan, General
Obligation Bonds, School Building & Site Series 2015, 5.000%,
5/01/24
No Opt. Call Aa3   866,233
895 Bloomfield Township, Michigan, General Obligation Bonds, Refunding
Series 2016, 5.000%, 5/01/28
5/26 at 100.00 AAA   973,742
4,445 Byron Center Public Schools, Kent County, Michigan, General Obligation
Bonds, School Building & Site Series 2017I, 5.000%, 5/01/47
5/27 at 100.00 AA   4,771,841
1,135 Caledonia Community Schools, Kent, Allegan and Barry Counties,
Michigan, General Obligation Bonds, School Building & Site Series
2014, 5.000%, 5/01/39
5/24 at 100.00 AA   1,165,645
1,220 Central Michigan University Board of Trustees, General Revenue Bonds,
Refunding Series 2014, 5.000%, 10/01/39
10/24 at 100.00 A+   1,254,172
1,000 Conner Creek Academy East, Michigan, Public School Revenue Bonds,
Series 2007, 5.250%, 11/01/36
3/23 at 100.00 B   773,740
2,000 County of Calhoun Hospital Finance Authority, Michigan, Hospital
Revenue Bonds, Oaklawn Hospital, Refunding Series 2016, 5.000%,
2/15/47
2/27 at 100.00 Ba1   2,014,760
4,400 Detroit Downtown Development Authority, Michigan, Tax Increment
Revenue Bonds, Catalyst Development Project, Series 2018A, 5.000%,
7/01/48 - AGM Insured
7/24 at 100.00 AA   4,433,528
2,830 Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue
Bonds, Series 2001B, 5.500%, 7/01/29 - NPFG Insured
No Opt. Call A2   3,149,818
15 Detroit, Michigan, Water Supply System Revenue Bonds, Refunding
Second Lien Series 2004A, 5.000%, 7/01/34 - AGM Insured
3/23 at 100.00 A+   15,036

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan (continued)
$ 1,700 Downriver Utility Wastewater Authority, Michigan, Sewer System
Revenue Bonds, Series 2018, 5.000%, 4/01/43 - AGM Insured
4/28 at 100.00 AA   $ 1,813,339
Eastern Michigan University, General Revenue Bonds,
Refunding Series 2017A:
1,100 5.000%, 3/01/33 - BAM Insured 3/27 at 100.00 A2   1,193,962
2,270 5.000%, 3/01/36 - BAM Insured 3/27 at 100.00 A2   2,433,077
11,165 Eastern Michigan University, General Revenue Bonds, Series 2018A,
4.000%, 3/01/44 - AGM Insured
3/28 at 100.00 A2   11,023,204
Ferris State University, Michigan, General Revenue Bonds,
Series 2020A:
1,000 4.000%, 10/01/39 10/29 at 100.00 A+   1,009,130
350 4.000%, 10/01/40 10/29 at 100.00 A+   352,884
Genesee County, Michigan, Sewage Disposal System
Revenue Bonds, Interceptors & Treatment Facilties, Series
2020A:
200 4.000%, 6/01/36 - BAM Insured 6/29 at 100.00 AA   210,030
200 4.000%, 6/01/37 - BAM Insured 6/29 at 100.00 AA   208,216
200 4.000%, 6/01/38 - BAM Insured 6/29 at 100.00 AA   206,564
200 4.000%, 6/01/39 - BAM Insured 6/29 at 100.00 AA   205,160
220 4.000%, 6/01/40 - BAM Insured 6/29 at 100.00 AA   226,281
Grand Rapids and Kent County Joint Building Authority,
Michigan, Limited Tax General Obligation Bonds, Devos
Place Project, Series 2001:
8,260 0.000%, 12/01/23 No Opt. Call AAA   8,086,870
8,575 0.000%, 12/01/24 No Opt. Call AAA   8,187,753
8,900 0.000%, 12/01/25 No Opt. Call AAA   8,301,920
3,000 0.000%, 12/01/26 No Opt. Call AAA   2,728,950
100 0.000%, 12/01/27 No Opt. Call AAA   88,629
4,305 0.000%, 12/01/29 No Opt. Call AAA   3,619,300
1,000 Grand Rapids Public Schools, Kent County, Michigan, General
Obligation Bonds, Refunding School Building & Site Series 2016,
5.000%, 5/01/38 - AGM Insured
5/26 at 100.00 A3   1,068,180
Grand Rapids Public Schools, Kent County, Michigan,
General Obligation Bonds, School Building & Site Series
2019:
1,000 5.000%, 11/01/36 - AGM Insured 5/29 at 100.00 A3   1,107,660
1,250 5.000%, 11/01/42 - AGM Insured 5/29 at 100.00 A3   1,357,675
1,850 5.000%, 11/01/43 - AGM Insured 5/29 at 100.00 A3   2,006,177
Grand Rapids, Michigan, Sanitary Sewer System Revenue
Bonds, Improvement & Refunding Series 2014:
1,000 5.000%, 1/01/32, (Pre-refunded 1/01/24) 1/24 at 100.00 AA  (4) 1,023,770
1,000 5.000%, 1/01/33, (Pre-refunded 1/01/24) 1/24 at 100.00 AA  (4) 1,023,770
1,000 5.000%, 1/01/34, (Pre-refunded 1/01/24) 1/24 at 100.00 AA  (4) 1,023,770
1,855 5.000%, 1/01/44, (Pre-refunded 1/01/24) 1/24 at 100.00 AA  (4) 1,899,093
Grand Rapids, Michigan, Sanitary Sewer System Revenue
Bonds, Series 2018:
2,500 5.000%, 1/01/43 1/28 at 100.00 AA   2,660,475
6,055 5.000%, 1/01/48 1/28 at 100.00 AA   6,406,069
4,295 Grand Rapids, Michigan, Water Supply System Revenue Bonds, Series
2020, 5.000%, 1/01/45
1/30 at 100.00 AA   4,729,353
Grand Traverse County Hospital Finance Authority,
Michigan, Revenue Bonds, Munson Healthcare, Series
2019A:
1,720 5.000%, 7/01/36 7/28 at 100.00 A1   1,866,407
1,995 5.000%, 7/01/39 7/28 at 100.00 A1   2,129,363

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan (continued)
$ 500 Grand Valley State University, Michigan, General Revenue Bonds,
Refunding Series 2014B, 5.000%, 12/01/28
12/24 at 100.00 A+   $ 520,655
1,005 Great Lakes Water Authority, Michigan, Sewer Disposal System Revenue
Bonds, Refunding Second Lien Series 2016C, 5.000%, 7/01/32
7/26 at 100.00 A2   1,078,094
Great Lakes Water Authority, Michigan, Water Supply
Revenue Bonds, Refunding Senior Lien Series 2016C:
6,245 5.000%, 7/01/32 7/26 at 100.00 A1   6,764,959
10,000 5.000%, 7/01/35 7/26 at 100.00 A1   10,700,300
27,960 Great Lakes Water Authority, Michigan, Water Supply Revenue Bonds,
Senior Lien Series 2016A, 5.000%, 7/01/46
7/26 at 100.00 A1   29,134,320
6,910 Hudsonville Public Schools, Ottawa and Allegan Counties, Michigan,
General Obligation Bonds, School Building & Site Series 2020-I,
4.000%, 5/01/47
5/30 at 100.00 AA   6,816,162
1,265 Jenison Public Schools, Ottawa County, Michigan, General Obligation
Bonds, Series 2017, 5.000%, 5/01/30
5/27 at 100.00 Aa3   1,409,969
1,675 Kalamazoo County, Michigan, General Obligation Bonds, Juvenile
Home Facilities Series 2017, 5.000%, 4/01/30
4/27 at 100.00 AA+   1,857,039
Kent County, Michigan, General Obligation Bonds,
Limited Tax Capital Improvement Series 2016:
1,000 5.000%, 6/01/31 6/26 at 100.00 AAA   1,087,520
1,445 5.000%, 6/01/34 6/26 at 100.00 AAA   1,562,767
Kent County, Michigan, General Obligation Bonds,
Limited Tax Capital Improvement Series 2017A:
1,570 5.000%, 6/01/36 6/27 at 100.00 AAA   1,725,791
1,650 5.000%, 6/01/37 6/27 at 100.00 AAA   1,805,876
1,025 Kent County, Michigan, General Obligation Bonds, Limited Tax Series
2015, 5.000%, 1/01/34
1/25 at 100.00 AAA   1,074,938
3,440 Kent County, Michigan, General Obligation Bonds, Refunding Limited
Tax Series 2015, 5.000%, 1/01/31
1/25 at 100.00 AAA   3,616,610
Lake Saint Claire Clean Water Drain Drainage District,
Macomb County, Michigan, General Obligation Bonds,
Series 2013:
1,000 5.000%, 10/01/25, (Pre-refunded 10/01/23) 10/23 at 100.00 AA+  (4) 1,017,310
1,020 5.000%, 10/01/26, (Pre-refunded 10/01/23) 10/23 at 100.00 AA+  (4) 1,037,656
Lake Superior State University Board of Trustees,
Michigan, General Revenue Bonds, Series 2018:
2,395 5.000%, 1/15/38 - AGM Insured 1/28 at 100.00 AA   2,564,159
4,000 5.000%, 1/15/43 - AGM Insured 1/28 at 100.00 AA   4,254,960
7,700 Lansing Board of Water and Light, Michigan, Utility System Revenue
Bonds, Series 2019A, 5.000%, 7/01/44
7/29 at 100.00 AA-   8,348,802
13,000 Lansing Board of Water and Light, Michigan, Utility System Revenue
Bonds, Series 2021A, 5.000%, 7/01/51
7/31 at 100.00 AA-   14,032,980
Lansing School District, Ingham County, Michigan,
General Obligation Bonds, School Building and Site
Series 2019II:
1,325 5.000%, 5/01/40 5/29 at 100.00 AA   1,470,352
1,000 5.000%, 5/01/41 5/29 at 100.00 AA   1,109,060
Lansing School District, Ingham County, Michigan,
General Obligation Bonds, Series 2016I:
2,085 5.000%, 5/01/38 5/26 at 100.00 AA   2,239,916
2,200 5.000%, 5/01/41 5/26 at 100.00 AA   2,363,460
2,200 Lansing Township Downtown Development Authority, Ingham County,
Michigan, Tax Increment Bonds, Series 2013A, 5.950%, 2/01/42
2/24 at 103.00 N/R   2,168,012

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan (continued)
Marquettte, Michigan, Electric Utility System Revenue
Bonds, Refunding Series 2016A:
$ 75 5.000%, 7/01/32 7/26 at 100.00 AA-   $ 80,550
500 5.000%, 7/01/33 7/26 at 100.00 AA-   535,985
1,500 Michigan Finance Authority, Distributable State Aid Revenue Bonds,
Charter County of Wayne Criminal Justice Center Project, Senior Lien
Series 2018, 5.000%, 11/01/43
11/28 at 100.00 Aa3   1,603,755
Michigan Finance Authority, Distributable State Aid
Revenue Bonds, Charter County of Wayne, Second Lien
Refunding Series 2020:
17,500 4.000%, 11/01/50 11/30 at 100.00 Aa3   16,726,500
10,005 4.000%, 11/01/55 11/30 at 100.00 Aa3   9,501,949
3,500 Michigan Finance Authority, Higher Education Limited Obligation
Revenue Bonds, Kalamazoo College Project, Refunding Series 2018,
5.000%, 12/01/43
12/28 at 100.00 A3   3,675,840
1,780 Michigan Finance Authority, Hospital Revenue Bonds, Beaumont Health
Credit Group, Refunding Series 2015A, 5.000%, 8/01/32, (Pre-
refunded 8/01/24)
8/24 at 100.00 A+  (4) 1,847,444
4,850 Michigan Finance Authority, Hospital Revenue Bonds, MidMichigan
Health Credit Group, Refunding Series 2014, 5.000%, 6/01/39, (Pre-
refunded 6/01/24)
6/24 at 100.00 A+  (4) 5,019,023
3,930 Michigan Finance Authority, Hospital Revenue Bonds, Oakwood
Obligated Group, Refunding Series 2013, 5.000%, 8/15/31, (Pre-
refunded 8/15/23)
8/23 at 100.00 A+  (4) 3,983,998
6,060 Michigan Finance Authority, Hospital Revenue Bonds, Sparrow
Obligated Group, Refunding Series 2015, 5.000%, 11/15/45
5/25 at 100.00 A   6,186,896
Michigan Finance Authority, Local Government Loan
Program Revenue Bonds, Detroit Regional Convention
Facility Authority Local Project, Series 2014H-1:
2,000 5.000%, 10/01/24 10/23 at 100.00 AA-   2,032,580
2,000 5.000%, 10/01/25 10/24 at 100.00 AA-   2,075,460
11,025 5.000%, 10/01/39 10/24 at 100.00 AA-   11,304,925
Michigan Finance Authority, Local Government Loan
Program Revenue Bonds, Detroit Water & Sewerage
Department Sewage Disposal System Local Project,
Second Lien Series 2015C:
4,665 5.000%, 7/01/34 7/25 at 100.00 A2   4,865,642
1,070 5.000%, 7/01/35 7/25 at 100.00 A2   1,114,758
Michigan Finance Authority, Local Government Loan
Program Revenue Bonds, Detroit Water & Sewerage
Department Water Supply System Local Project,
Refunding Senior Loan Series 2014D-1:
1,500 5.000%, 7/01/35 - AGM Insured 7/24 at 100.00 A1   1,541,925
1,625 5.000%, 7/01/37 - AGM Insured 7/24 at 100.00 A1   1,666,096
Michigan Finance Authority, Michigan, Revenue Bonds,
Trinity Health Credit Group, Refunding Series 2016MI:
5,340 5.000%, 12/01/45 6/26 at 100.00 AA-   5,496,462
175 5.000%, 12/01/45, (Pre-refunded 6/01/26) 6/26 at 100.00 N/R  (4) 190,433
7,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2016MI-2, 4.000%, 3/01/51
3/32 at 100.00 N/R   6,744,080
12,520 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2017A-MI, 4.000%, 12/01/36
12/27 at 100.00 AA-   12,707,299
1,900 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2017MI, 5.000%, 12/01/30
6/27 at 100.00 AA-   2,095,130

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan (continued)
$ 2,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2019A-MI, 4.000%, 12/01/49
12/29 at 100.00 AA-   $ 1,941,140
11,730 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2006 Sold Tobacco Receipts Senior Current Interest Series 2020A-2,
5.000%, 6/01/40
12/30 at 100.00 BBB+   12,191,224
10,330 Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health
Senior Credit Group, Refunding & Project Series 2010F-6, 4.000%,
11/15/47
11/26 at 100.00 Aa2   10,144,473
200 Michigan Public Educational Facilities Authority, Charter School Revenue
Bonds, American Montessori Academy, Series 2007, 6.500%, 12/01/37
3/23 at 100.00 N/R   200,012
Michigan State Building Authority, Revenue Bonds,
Facilities Program, Refunding Series 2015-I:
14,915 5.000%, 4/15/31 10/25 at 100.00 AA-   15,968,596
2,085 5.000%, 4/15/31, (Pre-refunded 10/15/25) 10/25 at 100.00 N/R  (4) 2,235,391
5,615 5.000%, 4/15/38 10/25 at 100.00 AA-   5,871,998
2,500 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2016-I, 5.000%, 10/15/46
10/26 at 100.00 AA-   2,613,250
1,240 Michigan State Hospital Finance Authority, Hospital Revenue Refunding
Bonds, St. John's Health System, Series 1998A, 5.000%, 5/15/28 -
AMBAC Insured, (ETM)
3/23 at 100.00 N/R  (4) 1,352,133
8,300 Michigan State University, General Revenue Bonds, Refunding Series
2019C, 4.000%, 2/15/44
8/29 at 100.00 AA   8,303,154
7,790 Michigan State University, General Revenue Bonds, Series 2013A,
5.000%, 8/15/41
8/23 at 100.00 AA   7,857,929
4,165 Michigan State University, General Revenue Bonds, Taxable Series
2019A, 5.000%, 2/15/48
2/29 at 100.00 AA   4,509,779
1,950 Michigan State, Comprehensive Transportation Revenue Bonds,
Refunding Series 2015, 5.000%, 11/15/29
11/24 at 100.00 Aa2   2,039,310
4,790 Mona Shores Public Schools, Muskegon County, Michigan, General
Obligation Bonds, School Building & Site Series 2019I, 5.000%,
5/01/48
5/29 at 100.00 Aa1   5,252,283
7,500 Monroe Public Schools, Monroe County, Michigan, General Obligation
Bonds, School Building & Site Series 2020I, 5.000%, 5/01/50
5/30 at 100.00 AA   8,352,225
2,945 Muskegon Community College District, Michigan, General Obligation
Bonds, Community Facility Series 2013I, 5.000%, 5/01/38
5/24 at 100.00 AA   3,012,117
Muskegon County, Michigan, General Obligation
Wastewater Bonds, Management System 1, Refunding
Series 2015:
1,350 5.000%, 11/01/33 11/25 at 100.00 AA   1,435,563
1,730 5.000%, 11/01/36 11/25 at 100.00 AA   1,834,457
Northern Michigan University, General Revenue Bonds,
Series 2018A:
400 5.000%, 12/01/33 6/28 at 100.00 A   446,748
650 5.000%, 12/01/35 6/28 at 100.00 A   716,105
1,200 Novi Community School District, Oakland County, Michigan, General
Obligation Bonds, School Building & Site Series 2022-II, 4.000%,
5/01/47
5/32 at 100.00 N/R   1,176,456
5,400 Oakland University, Michigan, General Revenue Bonds, Series 2016,
5.000%, 3/01/47
3/26 at 100.00 A1   5,635,926
5,380 Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue
Bonds, William Beaumont Hospital Obligated Group, Refunding
Series 2014D, 5.000%, 9/01/39, (Pre-refunded 3/01/24)
3/24 at 100.00 A+  (4) 5,528,649

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan (continued)
$ 1,510 Royal Oak, Oakland County, Michigan, General Obligation Bonds,
Taxable Limited Tax Series 2018, 5.000%, 4/01/43
4/28 at 100.00 AA   $ 1,651,638
810 Saginaw Valley State University, Michigan, General Revenue Bonds,
Refunding Series 2016A, 5.000%, 7/01/35
7/26 at 100.00 A   875,715
1,435 South Haven Public Schools, Van Buren Couty, Michigan, General
Obligation Bonds, School Building & Site, Series 2014A, 5.000%,
5/01/41 - BAM Insured
5/24 at 100.00 AA   1,476,414
550 Troy School District, Oakland County, Michigan, General Obligation
Bonds, Refunding Series 2015, 5.000%, 5/01/26
5/25 at 100.00 AA   582,379
4,000 University of Michigan, General Revenue Bonds, Series 2014A, 5.000%,
4/01/44, (Pre-refunded 4/01/24)
4/24 at 100.00 AAA  (4) 4,121,520
University of Michigan, General Revenue Bonds, Series
2015:
5,735 5.000%, 4/01/40, (Pre-refunded 4/01/26), (UB) (8) 4/26 at 100.00 AAA  (4) 6,234,117
2,400 5.000%, 4/01/46, (Pre-refunded 4/01/26), (UB) (8) 4/26 at 100.00 AAA  (4) 2,608,872
University of Michigan, Michigan, General Revenue
Bonds, Series 2017A:
2,000 5.000%, 4/01/34 4/27 at 100.00 AAA   2,210,060
2,000 5.000%, 4/01/35 4/27 at 100.00 AAA   2,198,240
1,065 5.000%, 4/01/36, (Pre-refunded 4/01/27) 4/27 at 100.00 AAA  (4) 1,186,474
2,000 5.000%, 4/01/42, (Pre-refunded 4/01/27) 4/27 at 100.00 AAA  (4) 2,228,120
5,000 5.000%, 4/01/47, (Pre-refunded 4/01/27) 4/27 at 100.00 AAA  (4) 5,570,300
7,200 5.000%, 4/01/47, (Pre-refunded 4/01/27), (UB) 4/27 at 100.00 AAA  (4) 8,021,232
1,600 Walled Lake Consolidated School District, Oakland County, Michigan,
General Obligation Bonds, School Building & Site Series 2014,
5.000%, 5/01/40, (Pre-refunded 11/01/23)
11/23 at 100.00 Aa1  (4) 1,630,576
2,000 Walled Lake Consolidated School District, Oakland County, Michigan,
General Obligation Bonds, School Building & Site Series 2019,
5.000%, 5/01/49
5/29 at 100.00 Aa1   2,180,600
1,000 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Senior Series 2017A, 5.000%,
12/01/42
12/27 at 100.00 A-   1,068,180
4,000 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Series 2012A, 5.000%, 12/01/42
- AGM Insured
3/23 at 100.00 A   4,005,040
2,200 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Series 2015D, 5.000%, 12/01/45
12/25 at 100.00 A   2,278,540
3,700 Wayne State University, Michigan, General Revenue Bonds, Series
2013A, 5.000%, 11/15/40
11/23 at 100.00 A+   3,739,960
5,000 Wayne State University, Michigan, General Revenue Bonds, Series
2018A, 5.000%, 11/15/43
11/28 at 100.00 A+   5,334,550
2,590 West Bloomfield School District, Oakland County, Michigan, General
Obligation Bonds, School Building & Site Series 2017, 5.000%,
5/01/36 - AGM Insured
5/27 at 100.00 A1   2,843,121
Western Michigan University, General Revenue Bonds,
Refunding Series 2013:
750 5.250%, 11/15/33, (Pre-refunded 11/15/23) - AGM Insured 11/23 at 100.00 Aa3  (4) 766,823
4,250 5.000%, 11/15/39, (Pre-refunded 11/15/23) - AGM Insured 11/23 at 100.00 Aa3  (4) 4,337,082
Western Michigan University, General Revenue Bonds,
Refunding Series 2015A:
1,500 5.000%, 11/15/40 5/25 at 100.00 A   1,556,970
850 5.000%, 11/15/45 5/25 at 100.00 A   881,331
3,335 Western Michigan University, General Revenue Bonds, Refunding Series
2019A, 5.000%, 11/15/44
11/29 at 100.00 N/R   3,619,909

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan (continued)
$ 525 Williamston Community School District, Michigan, Unlimited Tax
General Obligation QSBLF Bonds, Series 1996, 5.500%, 5/01/25 -
NPFG Insured
No Opt. Call Aa2   $ 545,065
2,700 Wyandotte, Michigan, Electric Revenue Bonds, Refunding Series 2015A,
5.000%, 10/01/44 - BAM Insured
10/25 at 100.00 AA   2,863,242
477,365 Total Michigan 493,917,335
Minnesota - 4.3% (2.7% of Total Investments)
285 Baytown Township, Minnesota Charter School Lease Revenue Bonds,
Saint Croix Preparatory Academy, Refunding Series 2016A, 4.000%,
8/01/36
8/26 at 100.00 BB+   248,628
3,565 Brooklyn Center, Minnesota, Charter School Lease Revenue Bonds, Tesfa
International dba Twin Lakes STEM Academy Project, Series 2021A,
5.250%, 6/15/56
6/29 at 100.00 N/R   2,644,588
730 Brooklyn Center, Minnesota, Charter School Lease Revenue Bonds,
Tesfa International dba Twin Lakes STEM Academy Project, Taxable
Series 2021B, 6.000%, 6/15/31
6/29 at 100.00 N/R   668,716
2,000 Carlton County, Minnesota, General Obligation Bonds, Minnesota State
Credit Enhancement Program Series 2022A, 4.000%, 2/01/47
2/32 at 100.00 Aa1   2,050,800
350 Chatfield, Minnesota, Healthcare and Housing Facilities Revenue Bonds,
Chosen Valley Care Center Project, Refunding Series 2019, 4.000%,
9/01/39
9/26 at 102.00 N/R   270,917
4,005 City of Milaca, Minnesota Refunding Revenue Bonds, Grandview
Christian Home Project, Series 2016, 5.000%, 10/01/41
10/24 at 102.00 N/R   3,689,446
Dakota County Community Development Agency,
Minnesota, Senior Housing Revenue Bonds, Walker
Highview Hills LLC Project, Refunding Series 2016A:
1,375 3.500%, 8/01/25, 144A (WI/DD Settling 02/01/2023) 3/23 at 100.00 N/R   1,345,396
1,000 5.000%, 8/01/46, 144A 3/23 at 100.00 N/R   945,830
Duluth Economic Development Authority, Minnesota,
Health Care Facilities Revenue Bonds, Essentia Health
Obligated Group, Series 2018A:
2,000 4.250%, 2/15/43 2/28 at 100.00 A-   2,005,040
1,300 5.000%, 2/15/43 2/28 at 100.00 A-   1,348,919
10,700 5.000%, 2/15/53 2/28 at 100.00 A-   10,992,110
3,000 5.250%, 2/15/53 2/28 at 100.00 A-   3,133,380
5,500 5.000%, 2/15/58 2/28 at 100.00 A-   5,647,675
7,240 5.250%, 2/15/58 2/28 at 100.00 A-   7,545,238
3,600 Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Saint Luke's Hospital of Duluth Obligated
Group, Series 2022B, 5.250%, 6/15/47
6/32 at 100.00 BBB-   3,749,580
295 Independence, Minnesota, Charter School Lease Revenue Bonds,
Paladin Career & Technical High School Project, Series 2021A, 4.000%,
6/01/41
6/29 at 102.00 N/R   233,643
9,840 Independent School District 621, Mounds View, Minnesota, General
Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/41
2/27 at 100.00 AAA   10,045,066
2,800 Itasca County Independent School District 318, Minnesota, General
Obligation Bonds, Series 2018A, 4.000%, 2/01/37
2/27 at 100.00 AAA   2,897,972
405 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Cyber
Village Academy Project, Series 2022A, 5.500%, 6/01/57
6/32 at 100.00 N/R   402,489
2,250 Minneapolis, Minnesota, Health Care System Revenue Bonds, Allina
Health System, Series 2021, 4.000%, 11/15/40
11/31 at 100.00 A1   2,272,028

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota (continued)
Minneapolis, Minnesota, Health Care System Revenue
Bonds, Fairview Health Services, Series 2018A:
$ 2,530 4.000%, 11/15/48 11/28 at 100.00 Baa1   $ 2,405,474
3,395 5.000%, 11/15/49 11/28 at 100.00 Baa1   3,521,837
Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding
Subordinate Lien Series 2019A:
1,000 5.000%, 1/01/33 7/29 at 100.00 A+   1,140,760
1,245 5.000%, 1/01/44 7/29 at 100.00 A   1,327,805
3,500 5.000%, 1/01/49 7/29 at 100.00 A+   3,705,625
Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Senior Lien Series
2016C:
1,630 5.000%, 1/01/37 1/27 at 100.00 A+   1,746,023
7,000 5.000%, 1/01/41 1/27 at 100.00 AA-   7,370,860
Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien
Series 2022A:
2,000 4.125%, 1/01/47 1/32 at 100.00 N/R   2,004,240
10,385 5.000%, 1/01/52 1/32 at 100.00 A+   11,236,778
Minnesota Higher Education Facilities Authority, Revenue
Bonds, University of Saint Thomas, Series 2022B:
610 4.125%, 10/01/42 10/30 at 100.00 A2   614,795
1,000 4.125%, 10/01/42 10/30 at 100.00 A2   1,007,860
2,140 5.000%, 10/01/47 10/30 at 100.00 A2   2,286,354
1,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2020D, 4.000%, 8/01/42
8/30 at 100.00 AA+   1,008,110
280 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021A, 3.000%, 8/01/37
8/31 at 100.00 N/R   255,066
650 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021B, 3.000%, 8/01/35
8/31 at 100.00 N/R   614,998
3,165 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021C, 4.000%, 8/01/43
8/31 at 100.00 AA+   3,184,623
4,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2022C, 5.000%, 8/01/42
8/32 at 100.00 N/R   4,500,440
2,855 Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series
2017A, 5.000%, 12/01/47
12/26 at 100.00 Aa3   3,025,272
10,000 Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo
Clinic, Series 2022, 5.000%, 11/15/57
11/32 at 100.00 AA   11,041,900
Saint Cloud, Minnesota, Health Care Revenue Bonds,
CentraCare Health System, Series 2019:
4,825 5.000%, 5/01/48 5/29 at 100.00 A2   5,027,312
6,000 4.000%, 5/01/49 5/29 at 100.00 A2   5,825,520
1,000 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hmong College Prep Academy Project,
Refunding Series 2020A, 5.000%, 9/01/40
9/30 at 100.00 BB+   974,840
5,850 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hmong College Prep Academy Project,
Series 2016A, 6.000%, 9/01/51
9/26 at 100.00 BB+   5,951,147
530 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hope Community Academy Project,
Series 2020A, 3.875%, 12/01/30
12/28 at 102.00 N/R   482,708

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota (continued)
$ 4,170 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Nova Classical Academy, Series 2016A,
4.125%, 9/01/47
9/24 at 102.00 BB+   $ 3,460,892
3,000 Saint Paul Housing and Redevelopment Authority, Minnesota, Health
Care Facility Revenue Bonds, HealthPartners Obligated Group,
Refunding Series 2015A, 5.000%, 7/01/30
7/25 at 100.00 A   3,142,110
Saint Paul Housing and Redevelopment Authority,
Minnesota, Health Care Revenue Bonds, Fairview Health
Services, Series 2017A:
595 4.000%, 11/15/35 11/27 at 100.00 Baa1   604,889
1,470 4.000%, 11/15/43 11/27 at 100.00 Baa1   1,428,722
Saint Paul, Minnesota, Housing and Redevelopment
Authority, Minnesota Charter School Lease Revenue
Bonds, Series 2022A:
250 6.500%, 6/01/29 No Opt. Call N/R   249,195
1,070 6.375%, 6/01/42 6/29 at 103.00 N/R   1,079,598
3,055 6.500%, 6/01/57 6/29 at 103.00 N/R   3,084,389
850 Sartell, Minnesota, Health Care Facilities Revenue Bonds, Country Manor
Campus LLC Project, Refunding Series 2017, 5.000%, 9/01/42
9/27 at 100.00 N/R   754,596
St. Paul Housing and Redevelopment Authority,
Minnesota, Hospital Revenue Bonds, HealthEast Inc.,
Series 2015A:
3,595 5.000%, 11/15/40, (Pre-refunded 11/15/25) 11/25 at 100.00 N/R  (4) 3,842,983
5,315 5.000%, 11/15/44, (Pre-refunded 11/15/25) 11/25 at 100.00 N/R  (4) 5,681,629
Wayzata, Minnesota Senior Housing Revenue Bonds,
Folkestone Senior Living Community, Refunding Series
2019:
300 5.000%, 8/01/32 8/24 at 102.00 N/R   304,416
150 5.000%, 8/01/33 8/24 at 102.00 N/R   151,724
250 5.000%, 8/01/35 8/24 at 102.00 N/R   251,270
600 4.000%, 8/01/39 8/24 at 102.00 N/R   527,580
2,000 5.000%, 8/01/49 8/24 at 102.00 N/R   1,923,340
165,500 Total Minnesota 168,885,141
Mississippi - 0.2% (0.1% of Total Investments)
8,000 Medical Center Educational Building Corporation, Mississippi, Revenue
Bonds, University of Mississippi Medical Center New Facilities &
Refinancing Project, Series 2017A, 4.000%, 6/01/47
6/27 at 100.00 Aa2   7,821,760
8,000 Total Mississippi 7,821,760
Missouri - 5.9% (3.6% of Total Investments)
Boone County, Missouri, Hospital Revenue Bonds, Boone
Hospital Center, Refunding Series 2016:
2,470 4.000%, 8/01/33 8/26 at 100.00 Ba1   2,186,345
4,590 5.000%, 8/01/35 8/26 at 100.00 Ba1   4,294,083
640 4.000%, 8/01/38 8/26 at 100.00 Ba3   514,080
Hannibal Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Hannibal Regional
Healthcare System, Series 2017:
2,860 5.000%, 10/01/42 10/27 at 100.00 BBB+   2,952,864
1,000 5.000%, 10/01/47 10/27 at 100.00 BBB+   1,027,280
Kansas City Municipal Assistance Corporation, Missouri,
Leasehold Revenue Bonds, Improvement Series 2004B-1:
8,150 0.000%, 4/15/27 - AMBAC Insured No Opt. Call A2   7,316,907
5,000 0.000%, 4/15/31 - AMBAC Insured No Opt. Call A2   4,009,900

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
Kansas City, Missouri, Sanitary Sewer System Revenue
Bonds, Improvement Series 2018A:
$ 2,475 4.000%, 1/01/38 1/28 at 100.00 AA   $ 2,541,355
4,470 4.000%, 1/01/42 1/28 at 100.00 AA   4,513,538
1,475 Kansas City, Missouri, Special Obligation Bonds, Kansas City Missouri
Projects, Series 2021A, 5.000%, 4/01/40
4/31 at 100.00 A2   1,611,482
1,750 Kansas City, Missouri, Water Revenue Bonds, Series 2023A, 4.000%,
12/01/47 (WI/DD, Settling 02/02/2023)
12/33 at 100.00 Aa2   1,740,112
2,700 Maryland Heights, Missouri, Tax Increment and Special District Revenue
Bonds, Westport Plaza Redevelopment Area, Series 2020, 4.125%,
11/01/38
11/29 at 100.00 N/R   2,299,563
2,675 Metropolitan St. Louis Sewerage District, Missouri, Wastewater System
Revenue Bonds, Series 2019B, 5.000%, 5/01/49
5/29 at 100.00 AA+   2,902,428
5,385 Metropolitan St. Louis Sewerage District, Missouri, Wastewater System
Revenue Bonds, Series 2020B, 5.000%, 5/01/49
5/30 at 100.00 AA+   5,940,140
2,160 Missouri Development Finance Board, Infrastructure Facilities Revenue
Bonds, City of  Independence Annual Appropriation Electric System,
Refunding Series 2022, 5.000%, 6/01/34 - AGM Insured
6/32 at 100.00 AA   2,543,918
3,000 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Refunding Series
1998A, 2.900%, 9/01/33
7/27 at 102.00 A   2,919,690
1,350 Missouri Health and Education Facilities Authority, Health Facilities
Revenue Bonds, Saint Luke's Health System, Inc., Series 2016, 5.000%,
11/15/35
5/26 at 100.00 A+   1,413,234
5,000 Missouri Health and Education Facilities Authority, Health Facilities
Revenue Bonds, Saint Luke's Health System, Inc., Series 2020, 4.000%,
11/15/50
11/30 at 100.00 A+   4,774,900
1,400 Missouri Health and Educational Facilities Authority, Educational
Facilities Revenue Bonds, Kansas City University of Medicine and
Biosciences, Series 2017A, 5.000%, 6/01/42
6/27 at 100.00 A1   1,515,570
11,985 Missouri Health and Educational Facilities Authority, Educational
Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series
2013, 5.500%, 5/01/43
5/23 at 100.00 BBB-   12,071,891
3,665 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Series 2015A, 4.000%, 1/01/45
1/25 at 100.00 AA   3,566,302
Missouri Health and Educational Facilities Authority,
Health Facilities Revenue Bonds, BJC Health System,
Series 2021A:
1,830 4.000%, 7/01/40 7/31 at 100.00 AA   1,812,523
1,660 4.000%, 7/01/46 7/31 at 100.00 AA   1,608,756
1,500 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Variable Rate Demand Obligation
Series 2013C, 4.000%, 1/01/50, (Mandatory Put 1/01/46)
7/26 at 100.00 AA   1,467,285
14,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Variable Rate Demand Obligation
Series 2017D, 4.000%, 1/01/58, (Mandatory Put 1/01/48), (UB) (8)
1/28 at 100.00 AA   13,570,900
17,300 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, CoxHealth, Series 2013A, 5.000%, 11/15/48
11/23 at 100.00 A2   17,382,521
5,110 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, CoxHealth, Series 2015A, 5.000%, 11/15/39
11/25 at 100.00 A2   5,221,705

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
Missouri Health and Educational Facilities Authority,
Health Facilities Revenue Bonds, CoxHealth, Series
2019A:
$ 4,165 4.000%, 11/15/44 5/29 at 100.00 A2   $ 4,173,913
4,220 4.000%, 11/15/49 5/29 at 100.00 A2   4,190,080
Missouri Health and Educational Facilities Authority,
Health Facilities Revenue Bonds, Mercy Health, Series
2017C:
1,050 4.000%, 11/15/36 11/27 at 100.00 A+   1,065,750
2,980 4.000%, 11/15/37 11/27 at 100.00 A+   3,014,389
2,620 5.000%, 11/15/42 11/27 at 100.00 A+   2,733,603
2,500 5.000%, 11/15/47 11/27 at 100.00 A+   2,590,575
30,465 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2020, 4.000%, 6/01/53
6/30 at 100.00 A+   29,579,992
Missouri Health and Educational Facilities Authority,
Health Facilities Revenue Bonds, Mosaic Health System,
Series 2019A:
1,500 4.000%, 2/15/44 2/29 at 100.00 A1   1,495,695
9,425 4.000%, 2/15/54 2/29 at 100.00 A1   9,196,538
3,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, SSM Health Care, Series 2014A, 4.000%, 6/01/33,
(Pre-refunded 6/01/24)
6/24 at 100.00 A+  (4) 3,053,610
3,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, SSM Health Care, Series 2022A, 4.000%, 6/01/52
6/32 at 100.00 N/R   2,883,930
10,000 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Children's Mercy Hospital, Series 2017A, 4.000%, 5/15/42
5/25 at 102.00 AA-   10,040,900
Missouri Health and Educational Facilities Authority,
Revenue Bonds, Lutheran Senior Services Projects, Series
2014A:
1,540 5.000%, 2/01/35 2/24 at 100.00 BBB   1,541,771
2,000 5.000%, 2/01/44 2/24 at 100.00 BBB   1,939,300
1,150 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2016A, 5.000%, 2/01/46
2/26 at 100.00 BBB   1,105,921
700 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2016B, 5.000%, 2/01/34
2/26 at 100.00 BBB   703,276
1,950 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2019A, 5.000%, 2/01/42
2/24 at 104.00 BBB   1,900,977
Missouri Health and Educational Facilities Authority,
Revenue Bonds, Lutheran Senior Services Projects, Series
2019C:
1,500 5.000%, 2/01/42 2/29 at 102.00 BBB   1,462,290
1,000 4.000%, 2/01/48 2/29 at 100.00 BBB   805,650
500 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Saint Louis University, Series 2019A, 4.000%, 10/01/48
4/29 at 100.00 A1   496,185
7,085 Missouri Joint Municipal Electric Utility Commission, Power Project
Revenue Bonds, Pairie State Power Project, Refunding Series 2016A,
5.000%, 12/01/34
6/26 at 100.00 A2   7,489,979
2,415 Saint Charles County Public Water Supply District 2, Missouri,
Certificates of Participation, Missouri Project Series 2019, 4.000%,
12/01/41
12/25 at 100.00 AA+   2,425,964
4,450 Saint Charles County Public Water Supply District 2, Missouri,
Certificates of Participation, Missouri Project, Series 2022, 5.000%,
12/01/44
12/30 at 100.00 N/R   4,881,071

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
Saint Charles County Public Water Supply District 2,
Missouri, Certificates of Participation, Refudning Series
2016C:
$ 1,675 4.000%, 12/01/31 12/25 at 100.00 AA+   $ 1,743,105
2,535 5.000%, 12/01/32 12/25 at 100.00 AA+   2,697,570
3,500 Saint Louis County Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Ranken-Jordan Project, Refunding &
Improvement Series 2016, 5.000%, 11/15/41
11/25 at 100.00 N/R   3,522,540
220 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village of Sunset Hills, Series 2013A, 5.875%,
9/01/43
9/23 at 100.00 BB+   220,865
7,250 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village Saint Louis Obligated Group, Series 2018A,
5.250%, 9/01/53
9/25 at 103.00 BB+   6,720,750
725 The Industrial Development Authority of the City of Saint Louis,
Missouri, Development Financing Revenue Bonds, Ballpark Village
Development Project, Series 2017A, 3.875%, 11/15/29
11/26 at 100.00 N/R   635,687
230,720 Total Missouri 228,031,148
Montana - 0.6% (0.3% of Total Investments)
1,475 Kalispell, Montana, Housing and Healthcare Facilities Revenue Bonds,
Immanuel Lutheran Corporation, Series 2017A, 5.250%, 5/15/47
5/25 at 102.00 N/R   1,254,355
4,965 Montana Facility Finance Authority, Healthcare Facility Revenue Bonds,
Kalispell Regional Medical Center, Series 2018B, 5.000%, 7/01/48
7/28 at 100.00 BBB   5,040,468
2,580 Montana Facility Finance Authority, Hospital Revenue Bonds, Benefis
Health System Obligated Group, Refunding Series 2016, 5.000%,
2/15/41
2/27 at 100.00 A+   2,645,480
3,310 Montana Facility Finance Authority, Montana, Health Facilities Reveue
Bonds, Bozeman Deaconess Health Services Obligated Group, Series
2018, 5.000%, 6/01/48
6/28 at 100.00 A   3,390,930
1,825 Montana Facility Finance Authority, Revenue Bonds, Billings Clinic
Obligated Group, Series 2018A, 5.000%, 8/15/48
8/28 at 100.00 AA-   1,897,507
6,530 Montana State University, General Revenue Bonds, Series 2022, 5.250%,
11/15/52 - AGM Insured
11/32 at 100.00 Aa3   7,342,201
20,685 Total Montana 21,570,941
Nebraska - 1.1% (0.7% of Total Investments)
14,165 Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds,
Refunding Crossover Series 2017A, 5.000%, 9/01/42
No Opt. Call BBB+   14,901,580
3,000 Douglas County Hospital Authority 2, Nebraska, Health Facilities
Revenue Bonds, Children's Hospital Obligated Group, Series 2017,
5.000%, 11/15/47
5/27 at 100.00 A1   3,095,910
Douglas County Hospital Authority 3, Nebraska, Health
Facilities Revenue Bonds, Nebraska Methodist Health
System, Refunding Series 2015:
3,500 5.000%, 11/01/45 11/25 at 100.00 A   3,562,720
1,400 5.000%, 11/01/48 11/25 at 100.00 A   1,422,568
Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project,
Refunding Series 2017A:
2,150 5.000%, 7/01/29 7/27 at 100.00 BBB   2,286,374
2,000 5.000%, 7/01/30 7/27 at 100.00 BBB   2,125,740

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nebraska (continued)
Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project,
Series 2018:
$ 1,000 5.000%, 7/01/32 7/25 at 100.00 BBB   $ 1,036,690
820 5.000%, 7/01/33 7/25 at 100.00 BBB   849,159
2,000 5.000%, 7/01/34 7/25 at 100.00 BBB   2,069,220
5,110 Municipal Energy Agency of Nebraska, Power Supply System Revenue
Bonds, Refunding Series 2016A, 5.000%, 4/01/38
10/26 at 100.00 A   5,528,254
4,000 Omaha Public Power District, Nebraska, Electric System Revenue Bonds,
Series 2022B, 5.250%, 2/01/52
2/32 at 100.00 N/R   4,506,280
39,145 Total Nebraska 41,384,495
Nevada - 2.0% (1.3% of Total Investments)
6,480 Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe Regional
Healthcare Project, Series 2017A, 5.000%, 9/01/47
9/27 at 100.00 BBB+   6,675,761
7,525 Clark County, Nevada, General Obligation Bonds, Stadium
Improvement, Limited Tax Additionally Secured by Pledged Revenues,
Series 2018A, 5.000%, 5/01/48
6/28 at 100.00 AA+   8,017,210
365 Director of the State of Nevada Department of Business and Industry,
Charter School Lease Revenue Bonds, Somerset Academy, Series
2018A, 5.000%, 12/15/38, 144A
12/25 at 100.00 BB   366,814
Henderson, Nevada, Limited Obligation Bonds, Local
Improvement District T-18 Inspirada, Refunding Series
2016:
2,295 4.000%, 9/01/26 (WI/DD Settling 03/01/2023) No Opt. Call N/R   2,283,961
1,520 4.000%, 9/01/27 (WI/DD Settling 03/01/2023) 9/26 at 100.00 N/R   1,503,873
2,650 4.000%, 9/01/29 (WI/DD Settling 03/01/2023) 9/26 at 100.00 N/R   2,586,559
2,905 4.000%, 9/01/30 (WI/DD Settling 03/01/2023) 9/26 at 100.00 N/R   2,814,945
18,000 Las Vegas Convention and Visitors Authority, Nevada, Convention
Center Expansion Revenue Bonds, Series 2018B, 5.000%, 7/01/43
7/28 at 100.00 A   18,972,180
Las Vegas Valley Water District, Nevada, General
Obligation Bonds, Refunding Series 2015:
5,000 5.000%, 6/01/32 12/24 at 100.00 AA   5,228,500
6,620 5.000%, 6/01/39 12/24 at 100.00 AA   6,835,812
11,915 5.000%, 6/01/39, (UB) (8) 12/24 at 100.00 AA   12,303,429
Las Vegas Valley Water District, Nevada, General
Obligation Bonds, Tender Option Bond Trust
2015-XF0233:
3,995 13.564%, 6/01/24, 144A, (IF) (8) No Opt. Call AA   4,515,748
1,000 13.674%, 6/01/24, 144A, (IF) (8) No Opt. Call AA   1,130,430
2,500 13.571%, 6/01/39, 144A, (IF) (8) 12/24 at 100.00 AA   2,826,075
1,250 13.571%, 6/01/39, 144A, (IF) (8) 12/24 at 100.00 AA   1,413,037
1,250 13.571%, 6/01/39, 144A, (IF) (8) 12/24 at 100.00 AA   1,413,038
75,270 Total Nevada 78,887,372
New Hampshire - 0.2% (0.1% of Total Investments)
1,500 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Concord Hospital, Series 2017, 5.000%, 10/01/47
10/27 at 100.00 A2   1,553,730
New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Dartmouth-Hitchcock Obligated Group,
Series 2018A:
1,115 5.000%, 8/01/36 2/28 at 100.00 A   1,192,203
2,935 5.000%, 8/01/37 2/28 at 100.00 A   3,113,829

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Hampshire (continued)
$ 1,110 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Dartmouth-Hitchcock Obligated Group, Series 2020A, 5.000%,
8/01/59
No Opt. Call A   $ 1,213,408
6,660 Total New Hampshire 7,073,170
New Jersey - 7.1% (4.4% of Total Investments)
10,600 New Jersey Economic Development Authority, Revenue Bonds, New
Jersey Transit Corporation Projects Sublease, Refunding Series 2017B,
5.000%, 11/01/25
No Opt. Call BBB+   11,254,444
6,000 New Jersey Economic Development Authority, Revenue Bonds,
Provident Group - Montclair Properties LLC, Montclair State University
Student Housing Project, Refunding Series 2017, 5.000%, 6/01/42 -
AGM Insured
6/27 at 100.00 A2   6,215,700
20,890 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2016BBB, 5.500%, 6/15/30,
(Pre-refunded 12/15/26)
12/26 at 100.00 BBB+  (4) 23,476,391
New Jersey Economic Development Authority, School
Facilities Construction Bonds, Series 2014UU:
5,515 5.000%, 6/15/30, (Pre-refunded 6/15/24) 6/24 at 100.00 BBB  (4) 5,712,768
4,065 5.000%, 6/15/40 6/24 at 100.00 BBB   4,109,430
935 5.000%, 6/15/40, (Pre-refunded 6/15/24) 6/24 at 100.00 N/R  (4) 968,529
1,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2018EEE, 5.000%, 6/15/43
12/28 at 100.00 BBB   1,044,700
2,415 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Social Series 2021QQQ, 4.000%, 6/15/50
12/30 at 100.00 BBB+   2,299,684
2,500 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Hackensack Meridian Health Obligated Group, Refunding Series
2017A, 5.000%, 7/01/37
7/27 at 100.00 AA-   2,687,025
720 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Robert Wood Johnson University Hospital, Series 2013A, 5.500%,
7/01/43
7/23 at 100.00 AA-   725,918
10,970 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
RWJ Barnabas Health Obligated Group, Refunding Series 2016A,
5.000%, 7/01/43
7/26 at 100.00 AA-   11,378,962
12,775 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
RWJ Barnabas Health Obligated Group, Series 2021A, 4.000%,
7/01/51
7/31 at 100.00 AA-   12,470,444
695 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
University Hospital Issue, Refunding Series 2015A, 5.000%, 7/01/46 -
AGM Insured
7/25 at 100.00 BB-   709,393
New Jersey Transportation Trust Fund Authority, Federal
Highway Reimbursement Revenue Notes, Series
2016A-1:
3,050 5.000%, 6/15/28 6/26 at 100.00 Baa1   3,287,137
7,795 5.000%, 6/15/29 6/26 at 100.00 A3   8,387,498
5,450 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2022BB, 4.000%, 6/15/46
12/31 at 100.00 BBB+   5,242,628
4,390 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2022CC, 5.500%, 6/15/50
12/32 at 100.00 BBB+   4,858,896
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Capital Appreciation Series
2010A:
5,000 0.000%, 12/15/26 No Opt. Call BBB+   4,449,600
16,495 0.000%, 12/15/33 No Opt. Call BBB+   11,077,052

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Refunding Series 2006C:
$ 1,815 0.000%, 12/15/26 No Opt. Call AA+   $ 1,649,472
10,000 0.000%, 12/15/30 - FGIC Insured No Opt. Call BBB+   7,715,300
38,000 0.000%, 12/15/33 - AGM Insured No Opt. Call A-   25,874,960
45,000 0.000%, 12/15/35 - AMBAC Insured No Opt. Call BBB+   27,024,300
10,000 0.000%, 12/15/36 - AMBAC Insured No Opt. Call BBB+   5,670,900
5,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2010D, 5.000%, 12/15/23
No Opt. Call BBB+   5,097,350
7,500 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2013AA, 5.500%, 6/15/39
6/23 at 100.00 BBB   7,542,675
5,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019A, 5.000%, 12/15/32
12/29 at 100.00 BBB+   5,645,950
5,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019BB, 4.000%, 6/15/44
12/28 at 100.00 BBB+   4,859,450
10,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2020AA, 4.000%, 6/15/50
12/30 at 100.00 BBB+   9,522,500
14,000 New Jersey Turnpike Authority, Revenue Bonds, Refunding Series
2005D-1, 5.250%, 1/01/26 - AGM Insured
No Opt. Call A1   15,108,380
1,160 New Jersey Turnpike Authority, Revenue Bonds, Series 2017B, 4.000%,
1/01/34
1/28 at 100.00 A2   1,217,432
1,500 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2017G,
4.000%, 1/01/33
1/28 at 100.00 A2   1,584,150
5,500 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2022B,
5.000%, 1/01/46, (UB) (8)
1/33 at 100.00 N/R   6,060,670
3,000 Rahway Valley Sewerage Authority, New Jersey, Sewer Revenue Bonds,
Series 2005A, 0.000%, 9/01/25 - NPFG Insured
No Opt. Call Aa3   2,803,380
Rutgers State University, New Jersey, Revenue Bonds,
Refunding Series 2013L:
2,000 5.000%, 5/01/38, (Pre-refunded 5/01/23) 5/23 at 100.00 A+  (4) 2,013,320
910 5.000%, 5/01/43, (Pre-refunded 5/01/23) 5/23 at 100.00 A+  (4) 916,061
3,905 South Jersey Transportation Authority, New Jersey, Transportation
System Revenue Bonds, Series 2020A, 5.000%, 11/01/45
11/30 at 100.00 Baa2   4,099,274
5,000 South Jersey Transportation Authority, New Jersey, Transportation
System Revenue Bonds, Series 2022A, 5.250%, 11/01/52
11/32 at 100.00 N/R   5,329,000
Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A:
10,355 5.000%, 6/01/46 6/28 at 100.00 BBB+   10,691,330
4,710 5.250%, 6/01/46 6/28 at 100.00 BBB+   4,923,128
2,615 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 BBB-   2,641,568
313,230 Total New Jersey 278,346,749
New York - 9.7% (6.0% of Total Investments)
7,000 Brooklyn Arena Local Development Corporation, New York, Payment
in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009,
0.000%, 7/15/45
No Opt. Call Ba1   2,186,590
Dormitory Authority of the State of New York, Revenue
Bonds, New School University, Series 2015A:
11,930 5.000%, 7/01/50 7/25 at 100.00 BBB+   12,155,119
900 5.000%, 7/01/50, (Pre-refunded 7/01/25) 7/25 at 100.00 N/R  (4) 956,403
4,000 Dormitory Authority of the State of New York, Revenue Bonds, New York
University, Series 2013A, 5.000%, 7/01/43, (Pre-refunded 7/01/23)
7/23 at 100.00 AA-  (4) 4,044,480

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 1,000 Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2017, 5.000%,
12/01/33, 144A
6/27 at 100.00 BBB-   $ 1,020,410
Dormitory Authority of the State of New York, State
Personal Income Tax Revenue Bonds, General Purpose
Series 2015B Group C:
14,070 5.000%, 2/15/36 2/25 at 100.00 Aa2   14,686,547
5 5.000%, 2/15/36, (Pre-refunded 2/15/25) 2/25 at 100.00 N/R  (4) 5,271
Dormitory Authority of the State of New York, State
Personal Income Tax Revenue Bonds, General Purpose
Series 2022A:
10,000 4.000%, 3/15/39 3/32 at 100.00 N/R   10,169,400
19,335 5.000%, 3/15/46 3/32 at 100.00 AA+   21,346,033
4,115 4.000%, 3/15/49 3/32 at 100.00 AA+   4,040,642
Dormitory Authority of the State of New York, State
Personal Income Tax Revenue Bonds, General Purpose,
Series 2019A. Bidding Group 1,2,3,4:
14,800 4.000%, 3/15/48 3/29 at 100.00 N/R   14,550,472
41,175 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2019D, 4.000%, 2/15/47
2/30 at 100.00 Aa1   40,573,845
10,000 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2018E Group 2, 5.000%, 3/15/40
9/28 at 100.00 N/R   10,882,800
1,645 Genesee County Funding Corporation, New York, Revenue Bonds,
Rochester Regional Health Project, Series 2022A, 5.250%, 12/01/52
12/32 at 100.00 BBB+   1,715,307
10,000 Liberty Development Corporation, New York, Goldman Sachs
Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35
No Opt. Call BBB+   11,527,100
Long Island Power Authority, New York, Electric System
General Revenue Bonds, Series 2014A:
1,045 4.000%, 9/01/39 - AGM Insured 9/24 at 100.00 A2   1,053,558
780 5.000%, 9/01/44 9/24 at 100.00 A   796,474
5,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2018, 5.000%, 9/01/37
9/28 at 100.00 A   5,496,650
1,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds,  University of Rochester Project, Series 2013A,
5.000%, 7/01/43, (Pre-refunded 7/01/23)
7/23 at 100.00 AA-  (4) 1,010,790
7,225 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2014
Series BB, 5.000%, 6/15/46
6/23 at 100.00 AA+   7,271,168
5,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2020
Series EE, 4.000%, 6/15/42
6/30 at 100.00 AA+   5,014,300
5,500 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2020
Series GG-1, 4.000%, 6/15/50
6/30 at 100.00 AA+   5,429,270
5,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2013 Series I, 5.000%, 5/01/38
5/23 at 100.00 Aa1   5,019,900
5,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2018 Series C-3, 5.000%, 5/01/41
5/28 at 100.00 Aa1   5,406,800
7,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2021 Subseries C-1, 4.000%,
5/01/46
11/30 at 100.00 N/R   6,886,740
9,500 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2021 Subseries E-1, 4.000%,
2/01/42
2/31 at 100.00 Aa1   9,510,165

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 1,500 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2022 Subseries F-1, 5.000%,
2/01/51
2/32 at 100.00 Aa1   $ 1,653,705
2,060 New York City, New York, General Obligation Bonds, Fiscal 2017 Series
B-1, 5.000%, 12/01/41
12/26 at 100.00 AA-   2,188,956
10,370 New York City, New York, General Obligation Bonds, Fiscal 2020 Series
A-1, 4.000%, 8/01/42
8/29 at 100.00 AA-   10,372,489
3,500 New York City, New York, General Obligation Bonds, Fiscal 2020
SeriesD-1, 4.000%, 3/01/50
3/30 at 100.00 AA-   3,425,170
New York City, New York, General Obligation Bonds,
Fiscal 2021 Series F-1:
12,000 4.000%, 3/01/47 3/31 at 100.00 AA-   11,808,960
12,000 5.000%, 3/01/50 3/31 at 100.00 AA-   13,090,920
10 New York City, New York, General Obligation Bonds, Fiscal Series 1996J,
5.500%, 2/15/26
3/23 at 100.00 AA-   10,028
5 New York City, New York, General Obligation Bonds, Fiscal Series
1997H, 6.125%, 8/01/25
3/23 at 100.00 AA-   5,017
23,920 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 N/R   23,886,512
1,590 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, Secured by Port Authority Consolidated Bonds, Refunding
Series 1WTC-2021, 4.000%, 2/15/43 - BAM Insured
2/30 at 100.00 AA   1,578,075
10,000 New York State Thruway Authority, General Revenue Junior
Indebtedness Obligations, Series 2016A, 5.250%, 1/01/56
1/26 at 100.00 A-   10,448,700
5,900 New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Bidding Group 1 Series 2022A, 4.000%, 3/15/50
9/32 at 100.00 AA+   5,805,482
4,000 New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Bidding Group 5 Transportation Series 2021A-1, 4.000%,
3/15/44
3/31 at 100.00 AA+   4,002,520
New York State Urban Development Corporation, State
Personal Income Tax Revenue Bonds, General Purpose,
Series 2022A:
25,035 5.000%, 3/15/45 9/32 at 100.00 Aa1   27,864,956
5,500 5.000%, 3/15/46 9/32 at 100.00 N/R   6,107,750
7,500 New York State Urban Development Corporation, State Sales Tax
Revenue Bonds, Series 2019A, 5.000%, 3/15/40
9/29 at 100.00 N/R   8,286,675
3,925 Port Authority of New York and New Jersey, Consolidated Revenue
Bonds, One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/38
12/23 at 100.00 A+   3,992,432
5,000 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, Refunding Series 2015A, 5.000%, 11/15/50
5/25 at 100.00 AA-   5,168,650
Triborough Bridge and Tunnel Authority, New York,
General Purpose Revenue Bonds, Refunding Subordinate
Lien Series 2013A:
10,725 0.010%, 11/15/31 No Opt. Call A+   8,002,137
1,105 0.010%, 11/15/32 No Opt. Call A+   790,837
1,300 Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, MTA Bridges & Tunnels, Series 2020A, 5.000%, 11/15/54
11/30 at 100.00 AA-   1,409,746
3,500 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Green Bonds, Series 2022D-2, 5.250%, 5/15/47
11/32 at 100.00 AA+   3,970,750
5,500 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Subseries 2021A-1, 5.000%, 5/15/51
5/31 at 100.00 AA+   5,988,180

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 10,000 Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue
Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-City Sales Tax,
Series 2022A, 5.250%, 5/15/57
11/32 at 100.00 AA+   $ 11,227,900
5,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006,
5.000%, 6/01/45
6/27 at 100.00 CCC+   4,766,850
372,970 Total New York 378,609,631
North Carolina - 4.7% (2.9% of Total Investments)
Buncombe County, North Carolina, Limited Obligation
Bonds, Refunding Series 2014A:
1,085 5.000%, 6/01/33, (Pre-refunded 6/01/24) 6/24 at 100.00 AA+  (4) 1,122,812
1,600 5.000%, 6/01/34, (Pre-refunded 6/01/24) 6/24 at 100.00 AA+  (4) 1,655,760
Catawba County, North Carolina, General Obligation
Bonds, Limited Obligation Series 2014A:
1,000 5.000%, 6/01/30 6/24 at 100.00 AA   1,035,800
730 5.000%, 6/01/31 6/24 at 100.00 AA   756,032
3,000 Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas
International, Refunding Series 2014A, 5.000%, 7/01/28
7/24 at 100.00 Aa3   3,115,590
Charlotte, North Carolina, Airport Revenue Bonds,
Charlotte Douglas International, Refunding Series 2017A:
1,365 5.000%, 7/01/42, (UB) (8) 7/27 at 100.00 Aa3   1,444,921
5,390 5.000%, 7/01/47, (UB) (8) 7/27 at 100.00 Aa3   5,657,991
2,045 Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Refunding
Series 2014, 5.000%, 12/01/39
12/24 at 100.00 AAA   2,128,068
Charlotte, North Carolina, Water and Sewer System
Revenue Bonds, Refunding Series 2015:
940 5.000%, 7/01/32 7/25 at 100.00 AAA   1,002,839
2,325 5.000%, 7/01/40 7/25 at 100.00 AAA   2,438,693
16,865 Charlotte, North Carolina, Water and Sewer System Revenue Bonds,
Refunding Series 2018, 5.000%, 7/01/44, (UB) (8)
7/28 at 100.00 AAA   18,485,220
2,055 Charlotte, North Carolina, Water and Sewer System Revenue Bonds,
Refunding Series 2018, 5.000%, 7/01/44
7/28 at 100.00 AAA   2,252,424
4,000 Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care
Revenue Bonds, Doing Business as Atrium Health, Refunding Series
2018A, 5.000%, 1/15/36
1/29 at 100.00 AA-   4,370,080
5,000 East Carolina University, North Carolina, General Revenue Bonds, Series
2014A, 5.000%, 10/01/41, (Pre-refunded 10/01/23)
10/23 at 100.00 AA-  (4) 5,086,550
4,750 Greensboro, North Carolina, Combined Enterprise System Revenue
Bonds, Series 2017A, 4.000%, 6/01/47
6/27 at 100.00 Aa1   4,765,533
2,000 Greensboro, North Carolina, Limited Obligation Bonds, Coliseum
Complex Project, Series 2018A, 5.000%, 4/01/42, (Pre-refunded
4/01/28)
4/28 at 100.00 Aa2  (4) 2,280,940
500 Henderson County, North Carolina, Limited Obligation Bonds, Series
2015, 5.000%, 10/01/31
10/25 at 100.00 AA   535,095
84 Hillsborough, North Carolina, Special Assessement Revenue Bonds,
Series 2013, 7.750%, 2/01/24 (WI/DD Settling 02/01/2023)
3/23 at 100.00 N/R   83,999
500 New Hanover County, North Carolina, Hospital Revenue Bonds, New
Hanover Regional Medical Center, Refunding Series 2013, 5.000%,
10/01/26, (Pre-refunded 10/01/23)
10/23 at 100.00 N/R  (4) 508,155
6,140 New Hanover County, North Carolina, Hospital Revenue Bonds, New
Hanover Regional Medical Center, Series 2017, 5.000%, 10/01/47,
(Pre-refunded 10/01/27)
10/27 at 100.00 N/R  (4) 6,878,642
1,800 North Carolina Agricultural & Technical State University, General
Revenue Bonds, Refunding Series 2015A, 5.000%, 10/01/40
10/25 at 100.00 A1   1,889,856

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
North Carolina (continued)
$ 3,900 North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke
University Project, Refunding Series 2016B, 5.000%, 7/01/42
10/26 at 100.00 AA+   $ 4,195,191
9,485 North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke
University Project, Series 2015 A, 5.000%, 10/01/55, (Pre-refunded
10/01/25), (UB) (8)
10/25 at 100.00 Aa1  (4) 10,146,958
1,605 North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke
University Project, Series 2015 A, 5.000%, 10/01/55, (Pre-refunded
10/01/25)
10/25 at 100.00 Aa1  (4) 1,717,013
North Carolina Capital Facilities Finance Agency,
Revenue Bonds, Johnson & Wales University, Series
2013A:
1,560 5.000%, 4/01/32, (Pre-refunded 4/01/23) 4/23 at 100.00 Baa2  (4) 1,566,349
1,000 5.000%, 4/01/33, (Pre-refunded 4/01/23) 4/23 at 100.00 Baa2  (4) 1,004,070
5,000 North Carolina Capital Facilities Financing Agency, Educational Facility
Revenue Bonds, Wake Forest University, Refunding Series 2016,
4.000%, 1/01/37
7/26 at 100.00 Aa3   5,110,100
2,500 North Carolina Capital Facilities Financing Agency, Educational Facility
Revenue Bonds, Wake Forest University, Series 2018, 5.000%, 1/01/48
1/28 at 100.00 Aa3   2,693,850
2,720 North Carolina Medical Care Commission,  Retirement Facilities First
Mortgage Revenue Bonds, Southminster Project, Refunding Series
2016, 5.000%, 10/01/37
10/24 at 102.00 N/R   2,623,902
2,690 North Carolina Medical Care Commission, Health Care Facilities
Revenue Bonds, Deerfield Episcopal Retirement Community,
Refunding First Mortgage Series 2016, 5.000%, 11/01/37
11/26 at 100.00 A   2,797,708
3,000 North Carolina Medical Care Commission, Health Care Facilities
Revenue Bonds, Wake Forest Baptist Obligated Group, Series 2012A,
5.000%, 12/01/45
3/23 at 100.00 A2   3,001,530
450 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, United Methodist Retirement Homes,
Refunding Series 2013A, 5.000%, 10/01/33, (Pre-refunded 10/01/23)
10/23 at 100.00 N/R  (4) 457,340
500 North Carolina Medical Care Commission, Revenue Bonds, First
Mortgage Galloway Ridge Project, Refunding Series 2019A, 5.000%,
1/01/39
1/27 at 103.00 N/R   454,895
North Carolina Municipal Power Agency 1, Catawba
Electric Revenue Bonds, Refunding Series 2015A:
1,545 5.000%, 1/01/28 1/26 at 100.00 A   1,658,558
1,500 5.000%, 1/01/32 1/26 at 100.00 A   1,601,925
2,020 North Carolina State University at Raleigh, General Revenue Bonds,
Series 2013A, 5.000%, 10/01/42, (Pre-refunded 10/01/23)
10/23 at 100.00 AA  (4) 2,053,613
North Carolina State, Limited Obligation Bonds,
Refunding Series 2017B:
2,000 5.000%, 5/01/29, (UB) 5/27 at 100.00 AA+   2,230,580
4,000 5.000%, 5/01/30, (UB) 5/27 at 100.00 AA+   4,456,680
North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Capital Appreciation Series 2017C:
835 0.000%, 7/01/28 7/26 at 91.99 Baa3   675,340
800 0.000%, 7/01/30 7/26 at 83.69 Baa3   587,400
850 0.000%, 7/01/31 7/26 at 79.58 Baa3   592,229
2,400 0.000%, 7/01/33 7/26 at 71.99 Baa3   1,506,744
3,160 0.000%, 7/01/36 7/26 at 61.63 Baa3   1,676,190
3,100 0.000%, 7/01/37 7/26 at 58.52 Baa3   1,554,402
1,900 0.000%, 7/01/40 7/26 at 50.36 Baa3   811,737
400 North Carolina Turnpike Authority, Monroe Expressway Toll  Revenue
Bonds, Series 2017A, 5.000%, 7/01/47
7/26 at 100.00 Baa3   405,160

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
North Carolina (continued)
$ 2,200 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Refunding Senior Lien Series 2017, 5.000%, 1/01/39 - AGM
Insured
1/27 at 100.00 BBB   $ 2,296,866
1,000 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Refunding Series 2018, 5.000%, 1/01/40
1/29 at 100.00 BBB   1,056,110
North Carolina Turnpike Authority, Triangle Expressway
System Revenue Bonds, Senior Lien Series 2009B:
150 0.000%, 1/01/31 - AGC Insured No Opt. Call BBB   115,020
4,375 0.000%, 1/01/33 - AGC Insured No Opt. Call BBB   3,079,781
2,300 0.000%, 1/01/34 - AGC Insured No Opt. Call BBB   1,548,222
2,380 0.000%, 1/01/35 - AGC Insured No Opt. Call BBB   1,516,560
7,575 0.000%, 1/01/37 - AGC Insured No Opt. Call BBB   4,279,875
1,470 0.000%, 1/01/38 - AGC Insured No Opt. Call BBB   785,509
10,000 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Senior Lien Series 2019, 5.000%, 1/01/49
1/30 at 100.00 BBB   10,424,600
3,040 Oak Island, North Carolina, Enterprise System Revenue Bonds,
Refunding Series 2015, 5.000%, 6/01/33
6/25 at 100.00 A2   3,208,386
5,000 Raleigh, North Carolina, Combined Enterprise System Revenue Bonds,
Refunding Series 2016A, 4.000%, 3/01/46
3/27 at 100.00 AAA   5,030,100
1,000 Raleigh, North Carolina, General Obligation Bonds, Refunding Series
2016A, 5.000%, 9/01/26
No Opt. Call AAA   1,100,160
1,000 Raleigh, North Carolina, Limited Obligation Bonds, Series 2013, 5.000%,
10/01/33, (Pre-refunded 10/01/23)
10/23 at 100.00 AA+  (4) 1,017,310
Sampson County, North Carolina, Limited Obligaiton
Bonds, Refunding Series 2017:
300 5.000%, 9/01/32 9/27 at 100.00 A   330,225
1,250 4.000%, 9/01/35 9/27 at 100.00 A   1,279,863
1,265 4.000%, 9/01/36 9/27 at 100.00 A   1,287,985
1,000 4.000%, 9/01/37 9/27 at 100.00 A   1,015,030
1,100 Union County, North Carolina, Enterprise System Revenue Bonds, Series
2019A, 4.000%, 6/01/44
6/29 at 100.00 Aa2   1,104,818
800 University of North Carolina, Charlotte, General Revenue Bonds,
Refunding Series 2015, 5.000%, 4/01/45, (Pre-refunded 4/01/25)
4/25 at 100.00 A+  (4) 846,264
170 University of North Carolina, Charlotte, General Revenue Bonds,
Refunding Series 2017A, 5.000%, 10/01/31
10/27 at 100.00 A+   188,448
University of North Carolina, Charlotte, General Revenue
Bonds, Series 2014:
2,070 5.000%, 4/01/32, (Pre-refunded 4/01/24) 4/24 at 100.00 A+  (4) 2,132,887
1,175 5.000%, 4/01/33, (Pre-refunded 4/01/24) 4/24 at 100.00 A+  (4) 1,210,696
1,385 5.000%, 4/01/35, (Pre-refunded 4/01/24) 4/24 at 100.00 A+  (4) 1,427,076
4,735 University of North Carolina, Charlotte, General Revenue Bonds, Series
2017, 5.000%, 10/01/42
10/27 at 100.00 A+   5,072,842
University of North Carolina, Greensboro, General
Revenue Bonds, Series 2014:
1,000 5.000%, 4/01/32 4/24 at 100.00 A+   1,025,730
3,065 5.000%, 4/01/39 4/24 at 100.00 A+   3,143,862
4,765 University of North Carolina, Greensboro, General Revenue Bonds,
Series 2018, 5.000%, 4/01/43
4/28 at 100.00 A+   5,171,597
1,250 Western Carolina University, North Carolina, General Revenue Bonds,
Refunding Series 2015A, 5.000%, 10/01/45
10/25 at 100.00 Aa3   1,305,225
188,914 Total North Carolina 185,075,511

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
North Dakota - 0.9% (0.6% of Total Investments)
Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series
2017A:
$ 1,000 5.000%, 12/01/37 12/27 at 100.00 BBB-   $ 1,040,530
8,525 5.000%, 12/01/42 12/27 at 100.00 BBB-   8,732,157
7,070 4.000%, 12/01/47 12/27 at 100.00 BBB-   6,125,519
1,800 Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2021, 4.000%, 12/01/51
12/31 at 100.00 BBB-   1,503,126
900 Grand Forks, North Dakota, Senior Housing & Nursing Facilities Revenue
Bonds, Valley Homes and Services Obligated Group, Series 2017,
5.000%, 12/01/36
12/26 at 100.00 N/R   838,566
500 Grand Forks, North Dakota, Senior Housing and Nursing Facilities
Revenue Bonds, Valley Homes Obligated Group, Series 2016A,
5.125%, 12/01/24
No Opt. Call N/R   503,390
2,700 University of North Dakota, Certificates of Participation, Housing
Infrastructure Project, Series 2021A, 4.000%, 6/01/51 - AGM Insured
6/30 at 100.00 A1   2,600,478
Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C:
11,065 5.000%, 6/01/43 6/28 at 100.00 BB+   10,649,398
2,610 5.000%, 6/01/48 6/28 at 100.00 BB+   2,440,011
1,420 Williston, North Dakota, Multifamily Housing Revenue Bonds, Eagle
Crest Apartments LLC Project, Series 2013, 7.750%, 9/01/38 (6)
9/23 at 100.00 N/R   639,000
37,590 Total North Dakota 35,072,175
Ohio - 5.4% (3.4% of Total Investments)
Akron, Bath and Copley Joint Township Hospital District,
Ohio, Hospital Facilities Revenue Bonds, Summa Health
System, Refunding & Improvement Series 2016:
3,020 5.250%, 11/15/41 11/26 at 100.00 BBB+   3,106,553
8,255 5.250%, 11/15/46 11/26 at 100.00 BBB+   8,448,002
10,940 Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health,
Refunding & Improvement Series 2015A, 5.000%, 11/01/43
11/24 at 100.00 A+   11,192,058
8,655 Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health,
Series 2017A, 4.000%, 8/01/38
2/28 at 100.00 A+   8,714,893
2,750 Bowling Green State University, Ohio, General Receipts Bonds, Series
2017B, 5.000%, 6/01/42
6/27 at 100.00 A+   2,921,765
25,315 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Capital Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 N/R   3,381,831
2,085 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1, 4.000%, 6/01/48
6/30 at 100.00 BBB+   1,919,388
41,185 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R   39,331,675
5,000 Cleveland Clinic Health System Obligated Group, Ohio, Martin County
Health Facilities Authority, Hospital Revenue Bonds, Series 2019B,
4.000%, 1/01/43
1/29 at 100.00 N/R   5,022,450
Cleveland Heights-University Heights City School District,
Ohio, General Obligation Bonds, School Improvement
Series 2014:
7,060 5.000%, 12/01/51, (Pre-refunded 6/01/23) 6/23 at 100.00 A1  (4) 7,120,716
10,480 5.000%, 12/01/51, (Pre-refunded 6/01/23) 6/23 at 100.00 N/R  (4) 10,570,128

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
Cleveland-Cuyahoga County Port Authroity, Ohio,
Cultural Facility Revenue Bonds, The Cleveland Museum
of Natural History Project, Series 2021:
$ 300 4.000%, 7/01/37 7/31 at 100.00 A3   $ 311,376
300 4.000%, 7/01/38 7/31 at 100.00 A3   309,849
350 4.000%, 7/01/39 7/31 at 100.00 A3   358,228
1,000 4.000%, 7/01/51 7/31 at 100.00 A3   934,970
5,165 Cuyahoga Community College District, Ohio, General Obligation
Bonds, Facilities Construction & Improvement Series 2018, 4.000%,
12/01/38
6/26 at 100.00 AA   5,262,205
5,975 Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield
Medical Center Project, Series 2013, 5.000%, 6/15/43
6/23 at 100.00 Ba3   5,896,847
Hamilton County, Ohio, Healthcare Revenue Bonds, Life
Enriching Communities Project, Series 2017A:
1,500 5.000%, 1/01/47 1/27 at 100.00 BBB-   1,400,820
1,120 5.000%, 1/01/52 1/27 at 100.00 BBB-   1,027,230
Hamilton County, Ohio, Healthcare Revenue Bonds,
Life Enriching Communities, Refunding & Improvement
Series 2016:
3,425 5.000%, 1/01/46 1/26 at 100.00 BBB-   3,215,972
6,000 5.000%, 1/01/51 1/26 at 100.00 BBB-   5,526,120
5,000 Miami County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health
Network Obligated Group Project, Refunding Improvement Series
2019, 5.000%, 8/01/49
8/28 at 100.00 A2   5,181,300
6,000 Middletown City School District, Butler County, Ohio, General
Obligation Bonds, Refunding Series 2007, 5.250%, 12/01/31 - AGM
Insured
No Opt. Call A1   7,140,840
21,000 Northeast Ohio Regional Sewer District, Wastewater Improvement
Revenue Bonds, Refunding & Improvement Series 2014, 5.000%,
11/15/49, (Pre-refunded 11/15/24)
11/24 at 100.00 AA+  (4) 21,971,880
9,365 Ohio Higher Educational Facility Commission, Revenue Bonds,
University of Dayton, Series 2018A, 5.000%, 12/01/48
6/28 at 100.00 A2   9,801,784
3,195 Ohio State, Hospital Revenue Bonds, University Hospitals Health System,
Inc., Fixed Interest Rate Series 2020A, 5.000%, 1/15/50
1/30 at 100.00 A   3,328,455
7,065 Ohio State, Hospital Revenue Bonds, University Hospitals Health System,
Inc., Series 2021A, 4.000%, 1/15/46
7/31 at 100.00 A   6,749,265
7,550 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre
Commission Infrastructure Projects, Junior Lien, Capital Appreciation
Series 2013A-3, 0.000%, 2/15/36 (5)
2/31 at 100.00 A+   9,011,605
9,000 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre
Commission, Infrastructure Projects, Junior Lien Series 2018A, 4.000%,
2/15/46
2/28 at 100.00 A+   9,023,580
4,075 Ross County, Ohio, Hospital Facilities Revenue Bonds, Adena Health
System Obligated Group Project, Refunding & Improvement Series
2019, 5.000%, 12/01/49
12/29 at 100.00 A-   4,097,372
4,190 Springboro Community City School District, Warren County, Ohio,
General Obligation Bonds, Refunding Series 2007, 5.250%, 12/01/26
- AGM Insured
No Opt. Call Aa3   4,618,344
3,670 Tuscarawas County Economic Development and Finance Alliance,
Ohio, Higher Education Facilities Revenue Bonds, Ashland University,
Refunding & Improvement Series 2015, 6.000%, 3/01/45
3/25 at 100.00 N/R   3,689,671
229,990 Total Ohio 210,587,172

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oklahoma - 0.3% (0.2% of Total Investments)
$ 1,165 Norman Regional Hospital Authority, Oklahoma, Hospital Revenue
Bonds, Series 2019, 5.000%, 9/01/45
9/29 at 100.00 Baa1   $ 1,198,564
Oklahoma Development Finance Authority, Health
System Revenue Bonds, OU Medicine Project, Series
2018B:
2,205 5.500%, 8/15/52 8/28 at 100.00 BB-   2,138,850
7,270 5.500%, 8/15/57 8/28 at 100.00 BB-   6,977,964
1,125 Tulsa County Industrial Authority, Oklahoma, Senior Living Community
Revenue Bonds, Montereau, Inc Project, Refunding Series 2017,
5.250%, 11/15/37
11/25 at 102.00 BBB-   1,150,189
11,765 Total Oklahoma 11,465,567
Oregon - 2.6% (1.6% of Total Investments)
11,955 Beaverton School District 48J, Washington and Multnomah Counties,
Oregon, General Obligation Bonds, Series 2022B, 5.000%, 6/15/52
6/32 at 100.00 N/R   13,466,829
Clackamas Community College District, Oregon, General
Obligation Bonds, Deferred Interest Series 2017A:
760 5.000%, 6/15/38 6/27 at 100.00 Aa1   828,286
2,750 5.000%, 6/15/39 6/27 at 100.00 Aa1   2,990,020
1,185 Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds,
Rose Villa Inc., Series 2020A, 5.375%, 11/15/55
11/25 at 102.00 N/R   1,103,188
Columbia County School District 502 Saint Helens,
Oregon, General Obligation Bonds, Series 2017:
1,310 5.000%, 6/15/38 6/27 at 100.00 Aa1   1,426,013
1,705 5.000%, 6/15/39 6/27 at 100.00 Aa1   1,850,880
4,170 Eugene, Oregon, Electric Utility Revenue Bonds, Series 2020A, 4.000%,
8/01/45
8/30 at 100.00 N/R   4,224,627
3,000 Oregon Facilities Authority, Revenue Bonds, Legacy Health Project,
Series 2022A, 5.000%, 6/01/52
6/32 at 100.00 N/R   3,166,620
Oregon Facilities Authority, Revenue Bonds, Samaritan
Health Services, Refunding Series 2016A:
6,275 5.000%, 10/01/35 10/26 at 100.00 BBB+   6,539,554
140 5.000%, 10/01/46, (Pre-refunded 10/01/26) 10/26 at 100.00 N/R  (4) 153,048
2,120 5.000%, 10/01/46 10/26 at 100.00 BBB+   2,159,008
23,400 Oregon Health and Science University, Revenue Bonds, Green Series
2021A, 4.000%, 7/01/51
1/32 at 100.00 N/R   23,476,518
8,890 Oregon State Department of Transportation, Highway User Tax Revenue
Bonds, Senior Lien Series 2013A, 5.000%, 11/15/38, (Pre-refunded
11/15/23)
11/23 at 100.00 Aa1  (4) 9,072,156
4,100 Port of Portland, Oregon, Portland International Airport, Revenue Bonds,
Series 2019 25A, 5.000%, 7/01/49
7/29 at 100.00 AA-   4,376,791
13,220 Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Health
Project, Refunding Series 2016A, 5.000%, 5/15/46
5/26 at 100.00 A+   13,623,078
8,005 Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Health
Projects, Series 2019A, 5.000%, 5/15/44
5/29 at 100.00 A+   8,368,427
4,000 Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem
Healthl Project, Refunding Series 2016A, 4.000%, 5/15/41
5/26 at 100.00 A+   4,008,640
500 Warm Springs Reservation Confederated Tribes, Oregon, Hydroelectric
Revenue Bonds, Tribal Economic Development Bond Pelton Round
Butte Project, Taxable Refunding Green Series 2019B, 5.000%,
11/01/36, 144A
5/29 at 100.00 A3   554,130
97,485 Total Oregon 101,387,813

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania - 5.9% (3.6% of Total Investments)
$ 13,000 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, Allegheny Health Network Obligated Group Issue,
Series 2018A, 5.000%, 4/01/47
4/28 at 100.00 A   $ 13,370,500
2,670 Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue
Bonds, Series 2020B, 4.000%, 6/01/45
12/30 at 100.00 A+   2,676,622
Bethlehem Authority, Northampton and Lehigh Counties,
Pennsylvania, Guaranteed Water Revenue Bonds, Series
1998:
3,125 0.000%, 5/15/23 - AGM Insured No Opt. Call A2   3,097,937
3,135 0.000%, 5/15/24 - AGM Insured No Opt. Call A2   3,014,302
3,155 0.000%, 5/15/26 - AGM Insured No Opt. Call A2   2,862,090
4,145 0.000%, 11/15/26 - AGM Insured No Opt. Call A2   3,700,532
2,800 0.000%, 5/15/28 - AGM Insured No Opt. Call A2   2,384,172
3,000 0.000%, 11/15/28 - AGM Insured No Opt. Call A2   2,512,530
1,200 Centre County Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Mount Nittany Medical Center Project, Series 2018A, 5.000%,
11/15/42
11/27 at 100.00 A+   1,241,988
895 Commonwealth Financing Authority, Pennsylvania, State Appropriation
Lease Bonds, Master Settlement, Series 2018, 5.000%, 6/01/34
6/28 at 100.00 A   986,245
Delaware River Joint Toll Bridge Commission, New Jersey
and Pennsylvania, Bridge System Revenue Bonds, Series
2017:
21,595 5.000%, 7/01/42 7/27 at 100.00 A   22,814,254
5,000 5.000%, 7/01/47 7/27 at 100.00 A   5,240,300
1,050 Delaware Valley Regional Finance Authority, Pennsylvania, Local
Government Revenue Bonds, Series 1997B, 5.700%, 7/01/27 -
AMBAC Insured
No Opt. Call A1   1,184,904
5,000 Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds,
Penn State Health, Series 2021, 5.000%, 11/01/51
11/29 at 100.00 A2   5,207,700
4,915 Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds,
United Zion Retirement Community, Series 2017A, 5.000%, 12/01/47
6/27 at 100.00 N/R   4,106,974
Lehigh County Authority, Pennsylvania, Water and
Sewer Revenue Bonds, Allentown Concession, Capital
Appreciation Series 2013B:
4,480 0.000%, 12/01/31 No Opt. Call A   3,331,642
5,180 0.000%, 12/01/32 No Opt. Call A   3,701,058
Lehigh County Authority, Pennsylvania, Water and Sewer
Revenue Bonds, Allentown Concession, Series 2013A:
4,960 5.125%, 12/01/47, (Pre-refunded 12/01/23) 12/23 at 100.00 N/R  (4) 5,072,542
4,310 5.125%, 12/01/47 12/23 at 100.00 A   4,328,792
5,410 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series
2018A, 5.000%, 9/01/48
9/28 at 100.00 A   5,585,609
1,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series
2019, 4.000%, 9/01/44
9/29 at 100.00 A   977,290
4,770 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series
2022B, 4.000%, 5/01/52
5/32 at 100.00 A   4,383,058
5,000 Montgomery County Industrial Development Authority, Pennsylvania,
Health System Revenue Bonds, Albert Einstein Healthcare Network
Issue, Series 2015A, 5.250%, 1/15/45, (Pre-refunded 1/15/25)
1/25 at 100.00 N/R  (4) 5,263,000
5,005 Neshaminy School District, Bucks County, Pennsylvania, General
Obligation Bonds, Series 2022, 4.000%, 11/01/43
5/30 at 100.00 N/R   5,114,309

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 630 Northampton County Industrial Development Authority, Pennsylvania,
Recovery Revenue Bonds, Northampton Generating Project, Senior
Lien Series 2013A0 & AE2, 0.900%, 12/31/23
3/23 at 100.00 N/R   $ 113,437
256 Northampton County Industrial Development Authority, Pennsylvania,
Recovery Revenue Bonds, Northampton Generating Project, Senior
Lien Taxable Series 2013B, 0.900%, 12/31/23 , (cash 5.000%, PIK
5.000%)
No Opt. Call N/R   45,939
5,910 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University of Pennsylvania Health System, Series 2019, 4.000%,
8/15/44
8/29 at 100.00 Aa3   5,809,057
16,000 Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds,
Senior Lien Series 2021A, 4.000%, 12/01/51
12/31 at 100.00 N/R   15,587,520
16,805 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital
Appreciation Series 2009E, 6.375%, 12/01/38
12/27 at 100.00 A3   19,258,530
5,575 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2015B, 5.000%, 12/01/45
12/25 at 100.00 A1   5,772,522
6,340 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2016A-1, 5.000%, 12/01/41
6/26 at 100.00 A1   6,610,338
5,800 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2019A, 5.000%, 12/01/49
12/29 at 100.00 N/R   6,213,772
6,500 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2021B, 5.000%, 12/01/46
6/31 at 100.00 A+   7,052,955
19,250 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2009C, 6.250%, 6/01/33 - AGM Insured
6/26 at 100.00 A1   21,736,137
7,475 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2021A, 4.000%, 12/01/45
12/30 at 100.00 A3   7,354,951
1,445 Philadelphia Authority for Industrial Development Senior Living
Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley
Enhanced Living Obligated Group, Series 2017A, 5.000%, 7/01/37
7/27 at 100.00 BB   1,312,378
8,360 Philadelphia School District, Pennsylvania, General Obligation Bonds,
Series 2021A, 4.000%, 9/01/46 - BAM Insured
9/31 at 100.00 A1   8,296,297
3,410 Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds,
Series 1997A, 5.125%, 8/01/27 - AMBAC Insured, (ETM)
10/21 at 100.00 A1  (4) 3,816,472
8,135 Southcentral Pennsylvania General Authority, Revenue Bonds, Wellspan
Health Obligated Group, Series 2019A, 4.000%, 6/01/49
6/29 at 100.00 Aa3   7,760,546
226,691 Total Pennsylvania 228,899,201
Puerto Rico - 1.9% (1.2% of Total Investments)
3,996 Cofina Class 2 Trust Tax-Exempt Class 2054, Puerto Rico. Unit
Exchanged From Cusip 74529JAP0, 0.000%, 8/01/54
No Opt. Call N/R   835,312
625 Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding
Series 2005SS, 5.000%, 7/01/25 - NPFG Insured
3/23 at 100.00 D   625,762
1,000 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2007VV, 5.250%, 7/01/24
No Opt. Call D   1,003,430
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
5,281 4.500%, 7/01/34 7/25 at 100.00 N/R   5,306,349
9,399 4.550%, 7/01/40 7/28 at 100.00 N/R   9,267,414
20,000 0.000%, 7/01/46 7/28 at 41.38 N/R   5,517,000
22,531 4.750%, 7/01/53 7/28 at 100.00 N/R   21,485,111
19,492 5.000%, 7/01/58 7/28 at 100.00 N/R   19,253,028
1,370 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40
7/28 at 100.00 N/R   1,350,820

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project
Series 2019A-2:
$ 5,399 4.329%, 7/01/40 7/28 at 100.00 N/R   $ 5,182,068
5,580 4.329%, 7/01/40 7/28 at 100.00 N/R   5,355,796
94,673 Total Puerto Rico 75,182,090
Rhode Island - 0.8% (0.5% of Total Investments)
1,315 Rhode Island Health and Educational Building Corporation, Hospital
Financing Revenue Bonds, Lifespan Obligated Group, Refunding
Series 2016, 5.000%, 5/15/39
5/26 at 100.00 BBB+   1,335,659
174,390 Rhode Island Tobacco Settlement Financing Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52
2/23 at 17.70 CCC-   29,088,252
2,235 Rhode Island Turnpike and Bridge Authority, Motor Fuel Tax Revenue
Bonds, Series 2016A, 5.000%, 10/01/40
4/26 at 100.00 A   2,352,337
177,940 Total Rhode Island 32,776,248
South Carolina - 4.3% (2.7% of Total Investments)
3,050 Charleston County Airport District, South Carolina, Airport Revenue
Bonds, Series 2019, 5.000%, 7/01/43
7/29 at 100.00 A   3,313,703
Lexington County Health Services District, Inc., South
Carolina, Hospital Revenue Bonds, Lexington Medical
Center, Series 2016:
1,290 5.000%, 11/01/41 5/26 at 100.00 A   1,325,372
6,820 5.000%, 11/01/46 5/26 at 100.00 A   6,921,822
Piedmont Municipal Power Agency, South Carolina,
Electric Revenue Bonds, Series 2004A-2:
26,955 0.000%, 1/01/31 - AMBAC Insured No Opt. Call A-   21,124,903
15,420 0.000%, 1/01/32 - AMBAC Insured No Opt. Call A-   11,646,109
1,370 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Bishop Gadsden Episcopal Retirement
Community, Series 2019A, 5.000%, 4/01/54
4/26 at 103.00 BBB-   1,243,755
13,475 South Carolina Jobs-Economic Development Authority, Hospital
Revenue Bonds, Bon Secours Mercy Health, Inc, Series 2020A,
4.000%, 12/01/44
6/30 at 100.00 A+   13,128,827
South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, McLeod Health Projects,
Refunding & Improvement Series 2018:
9,030 5.000%, 11/01/43 5/28 at 100.00 AA-   9,473,283
17,680 5.000%, 11/01/48 5/28 at 100.00 AA-   18,433,521
20,035 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2015A, 5.000%,
12/01/50
6/25 at 100.00 A-   20,214,113
4,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2014C, 5.000%, 12/01/46
12/24 at 100.00 A-   4,035,320
10,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016B, 5.000%, 12/01/56
12/26 at 100.00 A-   10,117,600
5,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2022A, 4.000%, 12/01/52
6/32 at 100.00 N/R   4,684,100
South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2022B:
3,831 4.000%, 12/01/39 6/32 at 100.00 N/R   3,827,016
6,587 4.000%, 12/01/43 6/32 at 100.00 N/R   6,437,607

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
South Carolina (continued)
South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Series 2014A:
$ 2,000 5.000%, 12/01/49 6/24 at 100.00 A-   $ 2,010,760
17,240 5.500%, 12/01/54 6/24 at 100.00 A-   17,488,084
10,170 South Carolina State Ports Authority, Revenue Bonds, Series 2019A,
5.000%, 7/01/54
7/29 at 100.00 A+   10,823,219
173,953 Total South Carolina 166,249,114
South Dakota - 1.4% (0.9% of Total Investments)
Sioux Falls, South Dakota, Health Facilities Revenue
Bonds, Dow Rummel Village Project, Series 2017:
3,000 5.000%, 11/01/42 11/26 at 100.00 BB   2,706,660
3,150 5.125%, 11/01/47 11/26 at 100.00 BB   2,804,098
10,500 South Dakota Health and Educational Facilities Authority, Revenue
Bonds, Avera Health System, Series 2014, 5.000%, 7/01/44
7/24 at 100.00 A1   10,582,110
5,205 South Dakota Health and Educational Facilities Authority, Revenue
Bonds, Avera Health, Refunding Series 2017, 5.000%, 7/01/46
7/27 at 100.00 A1   5,312,431
22,800 South Dakota Health and Educational Facilities Authority, Revenue
Bonds, Monument Health, Inc., Series 2020A, 4.000%, 9/01/50
9/30 at 100.00 A1   22,431,552
11,825 South Dakota Health and Educational Facilities Authority, Revenue
Bonds, Sanford Health, Series 2015, 5.000%, 11/01/45
11/25 at 100.00 A+   12,021,532
56,480 Total South Dakota 55,858,383
Tennessee - 0.7% (0.4% of Total Investments)
2,180 Greeneville Health and Educational Facilities Board, Tennessee, Hospital
Revenue Bonds, Ballad Health, Series 2018A, 5.000%, 7/01/35
7/28 at 100.00 A-   2,348,579
Knox County Health, Educational and Housing Facilities
Board, Tennessee, Revenue Bonds, University Health
System, Inc., Series 2016:
5,000 5.000%, 9/01/36 9/26 at 100.00 BBB   5,192,850
1,000 5.000%, 9/01/47 9/26 at 100.00 BBB   1,004,960
Knox County Health, Educational and Housing Facilities
Board, Tennessee, Revenue Bonds, University Health
System, Inc., Series 2017:
445 5.000%, 4/01/31 4/27 at 100.00 BBB   472,804
1,755 5.000%, 4/01/36 4/27 at 100.00 BBB   1,831,290
Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee,
Revenue Bonds, Lipscomb University, Refunding &
Improvement Series 2016A:
2,225 5.000%, 10/01/41 10/26 at 100.00 BBB   2,230,184
2,910 5.000%, 10/01/45 10/26 at 100.00 BBB   2,886,866
11,000 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt
University Medical Center, Series 2016A, 5.000%, 7/01/46
7/26 at 100.00 A   11,270,270
26,515 Total Tennessee 27,237,803
Texas - 11.8% (7.3% of Total Investments)
14,615 Austin, Texas, Electric Utility System Revenue Bonds, Refunding Series
2015A, 5.000%, 11/15/45, (UB) (8)
11/25 at 100.00 AA-   15,168,178
1,000 Cedar Hill Independent School District, Dallas County, Texas, General
Obligation Bonds, Refunding Series 2002, 0.000%, 8/15/32 - FGIC
Insured
No Opt. Call Baa2   750,860
7,750 Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien,
Series 2015A, 5.000%, 1/01/45, (Pre-refunded 7/01/25)
7/25 at 100.00 A-  (4) 8,254,525

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Clifton Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Uplift Education Charter
School, Series 2013A:
$ 1,925 4.350%, 12/01/42 3/23 at 100.00 BBB-   $ 1,888,714
1,000 4.400%, 12/01/47 3/23 at 100.00 BBB-   963,930
2,500 Comal Independent School District, Comal, Bexar, Guadalupe, Hays,
and Kendall Counties, Texas, General Obligation Bonds, Series 2005A,
0.000%, 2/01/23
No Opt. Call Aaa   2,500,000
5,000 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding &
Improvement Senior Lien Series 2021B, 5.000%, 12/01/47
12/30 at 100.00 N/R   5,489,450
6,125 Dallas Fort Worth International Airport, Texas, Joint Revenue Bonds,
Refunding Series 2021B, 4.000%, 11/01/45
11/30 at 100.00 N/R   6,133,269
14,450 Dallas Fort Worth International Airport, Texas, Joint Revenue Bonds,
Refunding Series 2022B, 5.000%, 11/01/50
11/32 at 100.00 N/R   15,952,077
9,000 Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds,
Refunding Series 2021A, 4.000%, 11/01/46
11/30 at 100.00 A1   8,988,030
160 Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health
System, Series 2014A, 5.250%, 9/01/44
9/24 at 100.00 BB+   161,221
3,700 El Paso Independent School District, El Paso County, Texas, General
Obligation Bonds, School Building Series 2017, 5.000%, 8/15/42
8/26 at 100.00 Aaa   3,966,696
Grand Parkway Transportation Corporation, Texas, System
Toll Revenue Bonds, Refunding First Tier Series 2020C:
3,500 4.000%, 10/01/40 4/30 at 100.00 A2   3,546,060
27,280 4.000%, 10/01/45 4/30 at 100.00 A2   27,117,411
12,695 4.000%, 10/01/49 - AGM Insured 4/30 at 100.00 A1   12,737,782
15,000 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Subordinate Lien Series 2013B, 5.000%, 4/01/53, (Pre-
refunded 10/01/23), (UB) (8)
10/23 at 100.00 N/R  (4) 15,249,600
16,920 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Subordinate Lien Series 2013B, 5.000%, 4/01/53, (Pre-
refunded 10/01/23)
10/23 at 100.00 N/R  (4) 17,201,549
5,295 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Subordinate Lien Series 2018A. Tela Supported, 5.000%,
10/01/48
4/28 at 100.00 AA   5,626,361
Grand Parkway Transportation Corporation, Texas,
System Toll Revenue Bonds, Tender Option Bond Trust
2015-XF0228:
6,610 13.281%, 11/01/44, (Pre-refunded 10/01/23), 144A, (IF) (8) 10/23 at 100.00 N/R  (4) 7,050,226
9,275 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2022A, 4.125%, 7/01/52
7/32 at 100.00 A+   9,291,788
Harris County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Houston Methodist
Hospital System, Series 2015:
2,845 4.000%, 12/01/45 6/25 at 100.00 AA   2,786,905
2,320 5.000%, 12/01/45 6/25 at 100.00 AA   2,367,954
Harris County, Texas, Toll Road Revenue Bonds,
Refunding Senior Lien Series 2018A:
13,890 5.000%, 8/15/43 2/28 at 100.00 AA   14,861,605
9,500 4.000%, 8/15/48 2/28 at 100.00 AA   9,427,800
4,040 Harris County, Texas, Toll Road Revenue Bonds, Tender Options Bond
Trust 2015-XF2184. Formerly Tender Options Bond Trust 3028,
11.000%, 8/15/28 - AGM Insured, 144A, (IF) (8)
No Opt. Call AAA   5,985,098

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Harris County-Houston Sports Authority, Texas, Revenue
Bonds, Capital Appreciation Refunding Senior Lien Series
2014A:
$ 1,195 0.000%, 11/15/41 - AGM Insured 11/31 at 62.66 A1   $ 500,490
2,390 0.000%, 11/15/42 - AGM Insured 11/31 at 59.73 A1   947,970
2,660 0.000%, 11/15/43 - AGM Insured 11/31 at 56.93 A1   1,001,809
7,260 0.000%, 11/15/44 - AGM Insured 11/31 at 54.25 A1   2,588,480
10,440 0.000%, 11/15/45 - AGM Insured 11/31 at 51.48 A1   3,519,846
7,165 0.000%, 11/15/49 - AGM Insured 11/31 at 41.91 A2   1,947,232
3,000 0.000%, 11/15/52 - AGM Insured 11/31 at 35.81 A2   694,860
1,000 Hidalgo County Regional Mobility Authority, Texas, Toll and Vehicle
Registration Fee Revenue Bonds, Senior Lien Series 2022A, 4.000%,
12/01/40
12/31 at 100.00 BBB-   947,920
Houston, Texas, Airport System Revenue Bonds,
Refunding & Subordinate Lien Series 2018B:
2,000 5.000%, 7/01/43 7/28 at 100.00 A1   2,143,300
2,710 5.000%, 7/01/48 7/28 at 100.00 A1   2,876,123
710 Houston, Texas, Airport System Revenue Bonds, Subordinate Lien Series
2000B, 5.450%, 7/01/24 - AGM Insured
No Opt. Call A   729,440
Houston, Texas, Hotel Occupancy Tax and Special
Revenue Bonds, Convention and Entertainment Project,
Series 2001B:
1,495 0.000%, 9/01/23 - AGM Insured No Opt. Call A2   1,470,108
10,850 0.000%, 9/01/25 - AMBAC Insured No Opt. Call A   10,033,755
1,715 0.000%, 9/01/32 - AMBAC Insured No Opt. Call A   1,253,459
Leander Independent School District, Williamson and
Travis Counties, Texas, General Obligation Bonds,
Refunding Series 2015A:
2,725 5.000%, 8/15/40 8/25 at 100.00 AAA   2,842,911
4,000 4.000%, 8/15/41 8/25 at 100.00 AAA   4,017,000
8,305 Lower Colorado River Authority, Texas, Transmission Contract Revenue
Bonds, LCRA Transmission Services Corporation Project, Refunding
Series 2015, 5.000%, 5/15/45
5/25 at 100.00 A   8,491,696
McCamey County Hospital District, Texas, General
Obligation Bonds, Series 2013:
1,780 5.750%, 12/01/33 12/25 at 100.00 B1   1,835,767
1,800 6.125%, 12/01/38 12/25 at 100.00 B1   1,846,170
Midtown Redevelopment Authority, Texas, Tax Increment
Contract Revenue, Refunding Series 2017:
16,285 5.000%, 1/01/36 1/27 at 100.00 A3   17,448,237
10,040 5.000%, 1/01/38 - AGM Insured 1/27 at 100.00 A2   10,727,640
Montgomery County Toll Road Authority, Texas, Toll Road
Revenue Bonds, Senior Lien Series 2018:
2,100 5.000%, 9/15/43 9/25 at 100.00 BBB-   2,118,144
1,815 5.000%, 9/15/48 9/25 at 100.00 BBB-   1,823,385
4,240 New Braunfels, Comal County, Texas, Utility System Revenue Bonds,
Refunding Series 2022, 5.000%, 7/01/47
7/32 at 100.00 N/R   4,686,726
850 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Methodist Retirement
Communites Crestview Project, Series 2016, 5.000%, 11/15/31, (Pre-
refunded 11/15/24)
11/24 at 102.00 BB+  (4) 901,774
North Texas Tollway Authority, Special Projects System
Revenue Bonds, Convertible Capital Appreciation Series
2011C:
1,880 0.000%, 9/01/43, (Pre-refunded 9/01/31) (5) 9/31 at 100.00 N/R  (4) 2,432,645
7,990 6.750%, 9/01/45, (Pre-refunded 9/01/31) 9/31 at 100.00 N/R  (4) 10,761,491

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 4,000 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier Capital Appreciation Series 2008I, 6.500%, 1/01/43, (Pre-refunded
1/01/25)
1/25 at 100.00 A1  (4) $ 4,300,720
2,125 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2008D, 0.000%, 1/01/28 - AGC Insured
No Opt. Call A1   1,847,921
12,205 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2015B, 5.000%, 1/01/45
1/25 at 100.00 A1   12,504,511
5,000 North Texas Tollway Authority, System Revenue Bonds, Refunding
Second Tier Series 2018, 5.000%, 1/01/48
1/28 at 100.00 A   5,260,050
North Texas Tollway Authority, System Revenue Bonds,
Refunding Second Tier, Series 2015A:
6,285 5.000%, 1/01/33 1/25 at 100.00 A2   6,554,815
4,000 5.000%, 1/01/34 1/25 at 100.00 A2   4,167,360
4,000 5.000%, 1/01/35 1/25 at 100.00 A2   4,157,560
2,250 Red River Education Finance Corporation, Texas, Higher Education
Revenue Bonds, Saint Edward?s University Project, Series 2016,
4.000%, 6/01/36
6/26 at 100.00 BBB   2,201,288
2,000 San Antonio, Texas, General Obligation Bonds, General Improvement
Series 2021, 4.000%, 8/01/41
8/31 at 100.00 AA+   2,027,720
7,070 Tarrant County College District, Texas, General Obligation Bonds, Series
2022, 5.000%, 8/15/39
8/32 at 100.00 N/R   8,153,760
3,480 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Hendrick Medical Center, Refunding Series
2013, 5.500%, 9/01/43, (Pre-refunded 9/01/23)
9/23 at 100.00 A3  (4) 3,542,710
4,150 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Methodist Hospital of Dallas, Series 2022,
4.000%, 10/01/47
4/32 at 100.00 N/R   4,069,366
4,000 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Scott & White Healthcare Project, Series
2013A, 5.000%, 8/15/43, (Pre-refunded 8/15/23)
8/23 at 100.00 AA-  (4) 4,056,000
1,500 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Christus Health, Series 2022A, 4.000%, 7/01/53
7/32 at 100.00 A1   1,458,915
2,500 Tarrant County Cultural Education Facilities Finance Corporation,
Texas, Revenue Bonds, Texas Health Resources System, Series 2016A,
5.000%, 2/15/41
8/26 at 100.00 AA   2,592,675
Texas Private Activity Bond Surface Transportation
Corporation, Senior Lien Revenue Bonds, LBJ
Infrastructure Group LLC IH-635 Managed Lanes Project,
Refunding  Series 2020A:
1,805 4.000%, 12/31/37 12/30 at 100.00 Baa2   1,778,755
1,200 4.000%, 6/30/38 12/30 at 100.00 BBB-   1,172,076
1,300 4.000%, 6/30/39 12/30 at 100.00 BBB-   1,260,610
7,345 Texas Transportation Commission, Central Texas Turnpike System
Revenue Bonds, Refunding First Tier Series 2015B, 5.000%, 8/15/37
8/24 at 100.00 A3   7,544,050
Texas Transportation Commission, Central Texas Turnpike
System Revenue Bonds, Refunding Second Tier Series
2015C:
3,650 5.000%, 8/15/33 8/24 at 100.00 Baa1   3,754,427
6,385 5.000%, 8/15/37 8/24 at 100.00 Baa1   6,520,426
44,120 5.000%, 8/15/42 8/24 at 100.00 Baa1   44,832,979
4,000 Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds,
First Tier Series 2002A, 0.000%, 8/15/25 - AMBAC Insured
No Opt. Call A3   3,733,320

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 10,500 Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2021, 4.000%, 10/15/51
10/31 at 100.00 N/R   $ 10,404,975
7,000 West Harris County Regional Water Authority, Texas, Water System
Revenue Bonds, Series 2022, 5.000%, 12/15/57 - AGM Insured
12/32 at 100.00 A1   7,590,030
466,665 Total Texas 459,542,486
Utah - 0.4% (0.3% of Total Investments)
Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2017B:
3,560 5.000%, 7/01/42 7/27 at 100.00 A   3,768,438
1,975 5.000%, 7/01/47 7/27 at 100.00 A   2,077,285
4,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2018B, 5.000%, 7/01/48
7/28 at 100.00 A   4,245,200
Utah Charter School Finance Authority, Charter School
Revenue Bonds, Utah Charter Academies Project, Series
2018:
1,000 5.000%, 10/15/38 10/27 at 100.00 AA   1,048,700
2,320 5.000%, 10/15/43 10/27 at 100.00 AA   2,404,959
2,040 5.000%, 10/15/48 10/27 at 100.00 AA   2,102,893
14,895 Total Utah 15,647,475
Vermont - 0.3% (0.2% of Total Investments)
University of Vermont and State Agricultural College,
General Obligation Bonds, Series 2015:
1,000 4.000%, 10/01/40 10/25 at 100.00 A+   1,003,470
10,000 5.000%, 10/01/45 10/25 at 100.00 A+   10,374,400
11,000 Total Vermont 11,377,870
Virgin Islands - 0.1% (0.0% of Total Investments)
2,645 Matching Fund Special Purpose Securitization Corporation, Virgin
Islands, Revenue Bonds, Series 2022A, 5.000%, 10/01/32
No Opt. Call N/R   2,753,789
2,645 Total Virgin Islands 2,753,789
Virginia - 0.4% (0.2% of Total Investments)
Arlington County Industrial Development Authority,
Virginia, Hospital Facility Revenue Bonds, Virginia
Hospital Center, Series 2020:
1,385 4.000%, 7/01/39 7/30 at 100.00 A+   1,414,556
1,610 4.000%, 7/01/40 7/30 at 100.00 A+   1,632,991
430 Chesapeake, Virginia, Transportation System Senior Toll Road Revenue
Bonds, Capital Appreciation Series 2012B, 0.000%, 7/15/40 (5)
7/28 at 100.00 BBB+   444,392
4,000 Fairfax County Industrial Development Authority, Virginia, Healthcare
Revenue Bonds, Inova Health System, Series 2018A, 4.000%, 5/15/48,
(UB) (8)
5/28 at 100.00 Aa2   3,932,280
8,075 Hampton Roads Transportation Accountability Commission, Virginia,
Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien
Series 2022A, 4.000%, 7/01/52
7/32 at 100.00 AA   7,970,994
15,500 Total Virginia 15,395,213
Washington - 3.5% (2.2% of Total Investments)
7,000 Central Puget Sound Regional Transit Authority, Washington, Sales Tax
and Motor Vehicle Excise Tax Bonds, Green Series 2016S-1, 5.000%,
11/01/41
11/26 at 100.00 Aa1   7,469,910
12,235 Chelan County Public Utility District 1, Washington, Columbia River-
Rock Island Hydro-Electric System Revenue Refunding Bonds, Series
1997A, 0.000%, 6/01/26 - NPFG Insured
No Opt. Call Aa3   11,176,061

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Washington (continued)
$ 8,075 King County Public Hospital District 1, Washington, Limited Tax General
Obligation Bonds, Refunding Series 2018, 5.000%, 12/01/43
12/28 at 100.00 A2   $ 8,519,367
4,200 King County Public Hospital District 1, Washington, Limited Tax General
Obligation Bonds, Valley Medical Center, Refunding Series 2016,
5.000%, 12/01/36
12/26 at 100.00 A-   4,453,596
14,630 King County Public Hospital District 2, Washington, General Obligation
Bonds, EvergreenHealth, Limited Tax 2020A, 4.000%, 12/01/45
12/29 at 100.00 Aa3   14,568,700
3,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2015A, 5.000%, 4/01/40
10/24 at 100.00 A+   3,074,700
1,250 Seattle Housing Authority, Washington, Pooled Housing Revenue Bonds,
Refunding Series 2014, 5.000%, 12/01/44, (Pre-refunded 12/01/23)
12/23 at 100.00 AA  (4) 1,275,000
15,000 Seattle, Washington, Municipal Light and Power Revenue Bonds,
Refunding & Improvement Series 2021A, 4.000%, 7/01/47
7/31 at 100.00 AA   14,947,500
10,000 Seattle, Washington, Municipal Light and Power Revenue Bonds,
Refunding & Improvement Series 2022, 5.000%, 7/01/52
7/32 at 100.00 AA   11,108,100
2,870 Snohomish County Public Utility District 1, Washington, Electric System
Revenue Bonds, Series 2021A, 5.000%, 12/01/51
12/31 at 100.00 AA-   3,159,325
12,515 Spokane Public Facilities District, Washington, Hotel, Motel, and Sales
Use Tax Revenue Bonds, Series 2013A, 5.000%, 12/01/38, (Pre-
refunded 6/01/23)
6/23 at 100.00 BBB+  (4) 12,618,374
5,250 Tacoma, Washington, Sewer Revenue Bonds, Series 2018, 4.000%,
12/01/48
12/28 at 100.00 Aa2   5,224,065
555 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44
8/29 at 100.00 Baa1   534,792
5,180 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/44
8/29 at 100.00 BBB+   5,395,488
Washington Health Care Facilities Authority, Revenue
Bonds, Providence Health & Services, Refunding Series
2012A:
4,000 5.000%, 10/01/32 3/23 at 100.00 A+   4,020,040
10,000 4.250%, 10/01/40 3/23 at 100.00 AA-   10,001,100
5,160 Washington Health Care Facilities Authority, Revenue Bonds, Seattle
Children's Hospital, Series 2015A, 4.000%, 10/01/45
4/30 at 100.00 Aa2   5,077,492
2,600 Washington State Convention Center Public Facilities District, Lodging
Tax Revenue Bonds, Refunding Subordinate Series 2021B.  Exchange
Purchase, 3.000%, 7/01/58
7/31 at 100.00 BB+   1,634,126
2,525 Washington State Higher Education Facilities Authority, Revenue Bonds,
Seattle University, Series 2020, 4.000%, 5/01/45
5/30 at 100.00 A   2,467,051
500 Washington State Housing Finance Commission, Non-profit Housing
Revenue Bonds, Presbyterian Retirement Communities Northwest
Proejct, Refunding Series 2016A, 5.000%, 1/01/46, 144A
1/25 at 102.00 BB   411,745
9,000 Washington State, Motor Vehicle Fuel Tax General Obligation Bonds,
Series 2003C, 0.000%, 6/01/28 - FGIC Insured
No Opt. Call AA+   7,827,840
135,545 Total Washington 134,964,372
West Virginia - 1.0% (0.6% of Total Investments)
West Virginia Hospital Finance Authority, Hospital
Revenue Bonds, West Virginia United Health System
Obligated Group, Refunding & Improvement Series
2013A:
3,000 5.375%, 6/01/38, (Pre-refunded 6/01/23) 6/23 at 100.00 A  (4) 3,027,960
16,845 5.500%, 6/01/44, (Pre-refunded 6/01/23) 6/23 at 100.00 A  (4) 17,008,902

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NEA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
West Virginia (continued)
$ 9,000 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
West Virginia United Health System Obligated Group, Series 2018A,
5.000%, 6/01/52
6/28 at 100.00 A   $ 9,150,300
3,500 West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia
University Health System Obligated Group, Improvement Series
2017A, 5.000%, 6/01/47
6/27 at 100.00 A   3,574,025
5,750 West Virginia State, General Obligation Bonds, State Road Competitive
Series 2018B, 4.000%, 6/01/42
6/28 at 100.00 AA-   5,797,380
38,095 Total West Virginia 38,558,567
Wisconsin - 4.0% (2.5% of Total Investments)
Public Finance Authority of Wisconsin, Conference
Center and Hotel Revenue Bonds, Lombard Public
Facilities Corporation, Second Tier Series 2018B:
43 0.000%, 1/01/46, 144A (6) No Opt. Call N/R   1,023
42 0.000%, 1/01/47, 144A (6) No Opt. Call N/R   943
42 0.000%, 1/01/48, 144A (6) No Opt. Call N/R   894
42 0.000%, 1/01/49, 144A (6) No Opt. Call N/R   844
41 0.000%, 1/01/50, 144A (6) No Opt. Call N/R   778
45 0.000%, 1/01/51, 144A (6) No Opt. Call N/R   813
1,163 1.000%, 7/01/51, 144A (6) 3/28 at 100.00 N/R   696,576
45 0.000%, 1/01/52, 144A (6) No Opt. Call N/R   757
44 0.000%, 1/01/53, 144A (6) No Opt. Call N/R   712
44 0.000%, 1/01/54, 144A (6) No Opt. Call N/R   670
43 0.000%, 1/01/55, 144A (6) No Opt. Call N/R   630
43 0.000%, 1/01/56, 144A (6) No Opt. Call N/R   594
42 0.000%, 1/01/57, 144A (6) No Opt. Call N/R   560
42 0.000%, 1/01/58, 144A (6) No Opt. Call N/R   525
42 0.000%, 1/01/59, 144A (6) No Opt. Call N/R   499
41 0.000%, 1/01/60, 144A (6) No Opt. Call N/R   467
41 0.000%, 1/01/61, 144A (6) No Opt. Call N/R   437
40 0.000%, 1/01/62, 144A (6) No Opt. Call N/R   412
40 0.000%, 1/01/63, 144A (6) No Opt. Call N/R   388
39 0.000%, 1/01/64, 144A (6) No Opt. Call N/R   369
39 0.000%, 1/01/65, 144A (6) No Opt. Call N/R   345
39 0.000%, 1/01/66, 144A (6) No Opt. Call N/R   316
501 0.000%, 1/01/67, 144A (6) No Opt. Call N/R   3,745
2,250 Public Finance Authority of Wisconsin, Health Care Facilities Revenue
Bonds, Appalachian Regional Healthcare System Obligated Group,
Series 2021A, 4.000%, 7/01/56
1/31 at 100.00 BBB   1,806,232
Public Finance Authority, Wisconsin, Educational Revenue
Bonds, Lake Norman Charter School, Series 2018A:
6,000 5.000%, 6/15/38, 144A 6/26 at 100.00 BBB-   6,072,600
2,335 5.000%, 6/15/48, 144A 6/26 at 100.00 BBB-   2,343,616
4,100 University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds,
Refunding Series 2013A, 5.000%, 4/01/38, (Pre-refunded 4/01/23)
4/23 at 100.00 AA-  (4) 4,115,990
10,000 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Ascension Health Alliance Senior Credit Group, Series 2013B-1,
4.000%, 11/15/43
5/28 at 100.00 N/R   10,007,300
Wisconsin Health and Educational Facilities Authority,
Revenue Bonds, Aspirus, Inc. Obligated Group, Inc.
Project, Series 2021:
9,830 4.000%, 8/15/46 8/31 at 100.00 N/R   9,426,380
8,000 4.000%, 8/15/51 8/31 at 100.00 N/R   7,515,680
10,000 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Marshfield Clinic Health System, Inc., Series 2017C, 5.000%, 2/15/47
2/27 at 100.00 BBB+   10,132,400

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 2,000 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Marshfield Clinic, Series 2016B, 5.000%, 2/15/35
2/26 at 100.00 A-   $ 2,072,380
7,625 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Mercy Alliance, Inc., Series 2012, 5.000%, 6/01/39
3/23 at 100.00 A3   7,628,660
Wisconsin Health and Educational Facilities Authority,
Revenue Bonds, PHW Muskego, Inc. Project, Series 2021:
2,415 4.000%, 10/01/51 10/28 at 102.00 N/R   1,835,617
2,470 4.000%, 10/01/61 10/28 at 102.00 N/R   1,769,879
5,155 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Ascension Health Alliance Senior Credit Group,
Series 2016A, 4.000%, 11/15/34
5/26 at 100.00 Aa2   5,246,707
2,500 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Aurora Health Care, Inc., Series 2013A, 5.125%,
4/15/31, (Pre-refunded 4/15/23)
4/23 at 100.00 Aa3  (4) 2,513,500
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Benevolent Corporation
Cedar Community, Series 2017:
1,110 5.000%, 6/01/37 6/25 at 103.00 N/R   1,058,541
955 5.000%, 6/01/41 6/25 at 103.00 N/R   886,679
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Franciscan Sisters of
Christian Charity Sponsored Ministry, Series 2017A:
1,000 5.000%, 9/01/30, (Pre-refunded 9/01/27) 9/27 at 100.00 N/R  (4) 1,113,620
1,110 5.000%, 9/01/31, (Pre-refunded 9/01/27) 9/27 at 100.00 N/R  (4) 1,236,118
1,100 5.000%, 9/01/32, (Pre-refunded 9/01/27) 9/27 at 100.00 N/R  (4) 1,224,982
1,725 5.000%, 9/01/33, (Pre-refunded 9/01/27) 9/27 at 100.00 N/R  (4) 1,920,995
1,775 5.000%, 9/01/34, (Pre-refunded 9/01/27) 9/27 at 100.00 N/R  (4) 1,976,676
1,910 5.000%, 9/01/35, (Pre-refunded 9/01/27) 9/27 at 100.00 N/R  (4) 2,127,014
2,065 5.000%, 9/01/36, (Pre-refunded 9/01/27) 9/27 at 100.00 N/R  (4) 2,299,625
15,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Froedtert Health, Inc. Obligated Group, Series 2022A,
4.000%, 4/01/41
10/32 at 100.00 N/R   14,737,650
8,500 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Marshfield Clinic, Series 2016A, 5.000%, 2/15/46
2/26 at 100.00 A-   8,605,145
5,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Medical College of Wisconsin, Inc., Series 2016,
5.000%, 12/01/41
11/26 at 100.00 AA-   5,254,250
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Medical College of
Wisconsin, Inc., Series 2022:
10,000 4.000%, 12/01/46 12/31 at 100.00 N/R   9,851,900
10,000 4.000%, 12/01/51 12/31 at 100.00 N/R   9,660,600
2,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Oakwood Lutheran Senior Ministries, Series 2021,
4.000%, 1/01/47
1/27 at 103.00 N/R   1,533,100
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Saint John's Communities
Inc., Series 2018A:
1,240 5.000%, 9/15/31, (Pre-refunded 9/15/23) 9/23 at 100.00 BBB-  (4) 1,258,885
7,955 5.000%, 9/15/50, (Pre-refunded 9/15/23) 9/23 at 100.00 BBB-  (4) 8,076,155
11,480 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, ThedaCare Inc, Series 2015, 5.000%, 12/15/44
12/24 at 100.00 A1   11,628,322
161,148 Total Wisconsin 157,650,495

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NEA
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wyoming - 0.3% (0.2% of Total Investments)
$ 9,625 Sweetwater County, Wyoming, Hospital Revenue Bonds, Memorial
Hospital Project, Refunding Series 2013A, 5.000%, 9/01/37, (Pre-
refunded 9/01/23)
9/23 at 100.00 BB+  (4) $ 9,751,280
9,625 Total Wyoming 9,751,280
Total Long-Term Investments (cost $6,123,166,986) 6,270,700,718
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
SHORT-TERM INVESTMENTS -  0.3% (0.2% of Total Investments)
X 10,470,000 MUNICIPAL BONDS - 0.3% (0.2% of Total Investments)
X 10,470,000
New York - 0.3%
$ 10,470 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development Series
2020I-3, 1.600%, 11/01/60, (Mandatory Put 2/7/2023) (9)
1/23 at 100.00 Aa2 $ 10,470,000
10,470 Total New York 10,470,000
Total Short-Term Investments (cost $10,470,000) 10,470,000
Total Investments (cost $ 6,133,636,986 ) - 161 .2% 6,281,170,718
Floating Rate Obligations - (2.6)% (101,180,000)
Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering costs - (4.4)%(10) (172,918,025)
MuniFund Preferred Shares, net of deferred offering costs - (26.6)%(11) (1,034,596,734)
Variable Rate Demand Preferred Shares, net of deferred offering costs - (29.6)%(12) (1,154,388,641)
Other Assets & Liabilities, Net -  2.0% 78,465,239
Net Assets Applicable to Common Shares - 100% $ 3,896,552,557
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 6,270,456,619 $ 244,099 $ 6,270,700,718
Short-Term Investments:
Municipal Bonds – 10,470,000 – 10,470,000
Total
$ – $ 6,280,926,619 $ 244,099 $ 6,281,170,718

(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch,
Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.
Holdings designated N/R are not rated by any of these national rating agencies.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7) For fair value measurement disclosure purposes, investment classified as Level 3.
(8) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(9) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(10) Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering cost as a percentage of Total Investments is 2.8%
(11) MuniFund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 16.5%.
(12) Variable Rate Demand Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 18.5%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD Purchased on a when-issued or delayed delivery basis.